UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

             4020 South 147th Street, Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period:   4/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
April 30, 2012 (Unaudited)

Principal ($)		Coupon Rate (%)		Maturity	Value
	BONDS - 49.8%
	SAVINGS & LOAN - 10.4%
$ 8,000,000	United States Central Federal Credit Union	1.9000		10/19/2012	$ 8,063,600

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 39.4%
5,000,000	Federal Farm Credit Bank	0.2603	+	10/12/2012	5,002,500
8,000,000	Federal Home Loan Banks	1.2500		6/15/2012	8,010,320
1,600,000	Federal Home Loan Banks	0.2500		6/21/2012	1,600,176
2,000,000	Federal Home Loan Banks	2.0000		9/14/2012	2,013,660
3,000,000	Federal Home Loan Banks	0.2400		9/26/2012	3,001,170
8,100,000	Federal Home Loan Banks	0.2000		4/30/2013	8,097,003
3,000,000	United States Treasury Note	0.2500		10/31/2013	3,000,585
					30,725,414

	TOTAL BONDS (Cost - $38,787,476)				38,789,014
Contracts
	PURCHASED PUT OPTIONS ++ - 0.0%
1	EMINI NASDAQ, Strike Price $2,450, Expiration Date 5/1/12 (Premium Paid - $180)				39

Shares
	SHORT-TERM INVESTMENTS - 25.6%
	MONEY MARKET FUNDS - 25.6%
19,909,190	AIM STIT Liquid Assets Portfolio, to yield 0.00% (Cost - $19,909,190) *				19,909,190

	TOTAL INVESTMENTS - 75.4% (Cost - $58,696,846) (a)				$ 58,698,243
	OTHER ASSETS LESS LIABILITIES - 24.6%				19,221,307
	NET ASSETS - 100.0%				$ 77,919,550

(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:			$ 4,806
		Unrealized depreciation:			(3,409)
		Net unrealized depreciation:			$ 1,397

+	Variable rate security.
++	This instrument is a holding of GPMFS Fund Limited.
*	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2012.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
58	2 YR T-NOTE	JUN12	$ 12,791,719	$ 4,906
6	2 YR T-NOTE	JUN12	1,323,281	344
29	2 YR T-NOTE	JUN12	6,395,859	1,266
4	ALL ORD INDEX	JUN12	458,563	15,748
1	ALL ORD INDEX	JUN12	114,641	1,069
1	ALL ORD INDEX	JUN12	114,641	1,304
3	ALL ORD INDEX	JUN12	343,922	(469)
3	ALL ORD INDEX	JUN12	343,922	(548)
1	ALL ORD INDEX	JUN12	114,641	391
1	ALL ORD INDEX	JUN12	114,641	834
1	ALL SHARE INDEX	JUN12	39,318	76
4	ALUMINIUM LME	MAY12	208,600	(20,982)
2	ALUMINIUM LME	MAY12	104,300	(4,255)
2	ALUMINIUM LME	MAY12	104,300	(8,213)
1	ALUMINIUM LME	MAY12	52,150	(5,589)
1	ALUMINIUM LME	MAY12	52,150	150
1	ALUMINIUM LME	JUN12	52,550	(13,075)
1	ALUMINIUM LME	JUN12	52,550	(14,963)
1	ALUMINIUM LME	JUN12	52,550	(16,050)
1	ALUMINIUM LME	JUN12	52,550	(17,494)
1	ALUMINIUM LME	JUN12	52,550	(14,500)
1	ALUMINIUM LME	JUN12	52,550	(3,900)
1	ALUMINIUM LME	JUN12	52,550	(450)
1	ALUMINIUM LME	JUN12	52,550	2,600
1	ALUMINIUM LME	JUN12	52,550	2,025
2	ALUMINIUM LME	JUN12	105,100	(4,777)
2	ALUMINIUM LME	JUN12	105,100	(5,673)
4	ALUMINIUM LME	JUN12	210,200	(19,630)
3	ALUMINIUM LME	JUN12	157,650	(16,913)
2	ALUMINIUM LME	JUN12	105,100	(6,650)
3	ALUMINIUM LME	JUN12	157,650	(15,863)
3	ALUMINIUM LME	JUN12	157,650	(16,953)
1	ALUMINIUM LME	JUN12	52,550	(5,988)
4	ALUMINIUM LME	JUN12	210,200	(24,397)
1	ALUMINIUM LME	JUN12	52,550	(4,725)
1	ALUMINIUM LME	JUN12	52,550	(2,850)
2	ALUMINIUM LME	JUN12	105,100	(7,288)
2	ALUMINIUM LME	JUN12	105,100	(6,050)
1	ALUMINIUM LME	JUN12	52,550	(3,888)
2	ALUMINIUM LME	JUN12	105,100	(8,286)
1	ALUMINIUM LME	JUN12	52,550	(4,250)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	ALUMINIUM LME	JUN12	$ 52,550	$ (3,375)
1	ALUMINIUM LME	JUN12	52,550	(1,763)
1	ALUMINIUM LME	JUN12	52,550	(799)
1	ALUMINIUM LME	JUN12	52,550	163
1	ALUMINIUM LME	JUN12	52,550	725
1	ALUMINIUM LME	JUN12	52,550	888
1	ALUMINIUM LME	JUN12	52,550	413
1	ALUMINIUM LME	JUL12	52,856	(6,210)
2	ALUMINIUM LME	JUL12	105,713	1,319
3	ALUMINIUM LME	JUL12	158,569	(587)
2	ALUMINIUM LME	JUL12	105,713	2,713
1	ALUMINIUM LME	JUL12	52,856	356
2	ALUMINIUM LME	AUG12	106,288	1,188
2	ALUMINIUM LME	AUG12	106,288	163
1	ALUMINIUM LME	SEP12	53,456	(13,031)
1	ALUMINIUM LME	SEP12	53,456	(10,944)
1	ALUMINIUM LME	SEP12	53,456	(11,706)
1	ALUMINIUM LME	SEP12	53,456	(9,769)
1	ALUMINIUM LME	SEP12	53,456	(11,694)
1	ALUMINIUM LME	SEP12	53,456	(10,694)
1	ALUMINIUM LME	SEP12	53,456	(919)
1	ALUMINIUM LME	SEP12	53,456	(719)
1	ALUMINIUM LME	SEP12	53,456	131
1	ALUMINIUM LME	SEP12	53,456	2,344
1	ALUMINIUM LME	SEP12	53,456	(3,294)
1	ALUMINIUM LME	SEP12	53,456	(3,656)
1	ALUMINIUM LME	SEP12	53,456	(4,294)
1	ALUMINIUM LME	SEP12	53,456	(1,819)
9	ALUMINIUM LME	SEP12	481,106	(33,244)
1	ALUMINIUM LME	DEC12	54,250	(7,050)
1	ALUMINIUM LME	DEC12	54,250	(4,163)
1	ALUMINIUM LME	DEC12	54,250	(600)
1	ALUMINIUM LME	DEC12	54,250	550
1	ALUMINIUM LME	DEC12	54,250	1,225
1	ALUMINIUM LME	DEC12	54,250	(1,025)
2	ALUMINIUM LME	DEC12	108,500	(6,125)
1	ALUMINIUM LME	DEC12	54,250	(3,513)
1	ALUMINIUM LME	DEC12	54,250	(3,188)
1	ALUMINIUM LME	DEC12	54,250	(5,475)
1	ALUMINIUM LME	MAR13	54,963	388
1	ALUMINIUM LME	MAR13	54,963	2,875
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	ALUMINIUM LME	MAR13	$ 54,963	$ 2,463
1	ALUMINIUM LME	MAR13	54,963	2,513
1	ALUMINIUM LME	MAR13	54,963	1,363
1	ALUMINIUM LME	MAR13	54,963	(3,250)
1	ALUMINIUM LME	MAR13	54,963	(3,138)
1	ALUMINIUM LME	MAR13	54,963	(4,725)
3	ALUMINIUM LME	MAR13	164,888	(16,538)
1	ALUMINIUM LME	MAR13	54,963	(6,250)
1	ALUMINIUM LME	MAR13	54,963	(1,638)
1	ALUMINIUM LME	JUN13	55,606	(5,913)
1	ALUMINIUM LME	JUN13	55,606	(2,619)
1	ALUMINIUM LME	JUN13	55,606	(2,606)
1	ALUMINIUM LME	JUN13	55,606	(3,481)
1	ALUMINIUM LME	JUN13	55,606	(4,106)
1	ALUMINIUM LME	JUN13	55,606	(3,169)
1	ALUMINIUM LME	JUN13	55,606	(1,369)
1	ALUMINIUM LME	JUN13	55,606	(1,894)
1	ALUMINIUM LME	JUN13	55,606	(294)
1	ALUMINIUM LME	JUN13	55,606	406
1	ALUMINIUM LME	JUN13	55,606	881
1	ALUMINIUM LME	JUN13	55,606	806
2	AUSSIE $ IMM	JUN12	208,580	(1,770)
5	AUSSIE $ IMM	JUN12	521,450	(800)
2	AUSSIE $ IMM	JUN12	208,580	(510)
1	AUSSIE $ IMM	JUN12	104,290	1,040
1	AUSSIE $ IMM	JUN12	104,290	1,910
1	AUSSIE $ IMM	JUN12	104,290	1,450
4	AUSSIE $ IMM	JUN12	417,160	(120)
1	AUSSIE $ IMM	JUN12	104,290	780
1	AUSSIE $ IMM	JUN12	104,290	670
1	AUSSIE $ IMM	JUN12	104,290	1,240
5	AUSSIE $ IMM	JUN12	521,450	(701)
1	AUSSIE $ IMM	JUN12	104,290	20
2	AUSSIE $ IMM	JUN12	208,580	(528)
1	AUSSIE $ IMM	JUN12	104,290	(390)
3	AUSSIE 10YR BOND	JUN12	374,880	5,257
8	AUSSIE 10YR BOND	JUN12	999,680	5,298
3	AUSSIE 3YR BOND	JUN12	339,701	1,152
8	AUSSIE 3YR BOND	JUN12	905,869	12,636
16	AUSSIE BILLS	DEC12	1,181,572	12,122
25	AUSSIE BILLS	DEC12	1,846,206	30,543
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	AUSSIE BILLS	DEC12	$ 73,848	$ 429
1	AUSSIE BILLS	MAR13	73,845	556
1	B.POUND IMM	JUN12	101,463	3,575
1	B.POUND IMM	JUN12	101,463	3,569
1	B.POUND IMM	JUN12	101,463	3,794
1	B.POUND IMM	JUN12	101,463	3,438
1	B.POUND IMM	JUN12	101,463	2,538
1	B.POUND IMM	JUN12	101,463	2,337
1	B.POUND IMM	JUN12	101,463	2,431
1	B.POUND IMM	JUN12	101,463	2,344
1	B.POUND IMM	JUN12	101,463	1,819
1	B.POUND IMM	JUN12	101,463	1,938
1	B.POUND IMM	JUN12	101,463	1,331
1	B.POUND IMM	JUN12	101,463	1,444
1	B.POUND IMM	JUN12	101,463	1,675
3	B.POUND IMM	JUN12	304,388	4,669
1	B.POUND IMM	JUN12	101,463	1,269
3	B.POUND IMM	JUN12	304,388	3,675
1	B.POUND IMM	JUN12	101,463	2,175
1	B.POUND IMM	JUN12	101,463	2,525
1	B.POUND IMM	JUN12	101,463	2,081
1	B.POUND IMM	JUN12	101,463	2,000
1	B.POUND IMM	JUN12	101,463	2,388
1	B.POUND IMM	JUN12	101,463	1,913
1	B.POUND IMM	JUN12	101,463	1,787
1	B.POUND IMM	JUN12	101,463	1,119
1	B.POUND IMM	JUN12	101,463	1,113
1	B.POUND IMM	JUN12	101,463	1,306
7	B.POUND IMM	JUN12	710,238	8,487
2	B.POUND IMM	JUN12	202,925	2,175
2	B.POUND IMM	JUN12	202,925	2,087
2	B.POUND IMM	JUN12	202,925	1,687
1	B.POUND IMM	JUN12	101,463	800
1	B.POUND IMM	JUN12	101,463	681
1	B.POUND IMM	JUN12	101,463	875
1	B.POUND IMM	JUN12	101,463	544
1	B.POUND IMM	JUN12	101,463	300
1	B.POUND IMM	JUN12	101,463	6
3	B.POUND IMM	JUN12	304,388	(731)
1	BRENT OIL	JUN12	119,470	(2,320)
1	BRENT OIL	JUN12	119,470	(4,290)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	BRENT OIL	JUN12	$ 119,470	$ (2,800)
1	BRENT OIL	JUN12	119,470	(1,770)
1	BRENT OIL	JUN12	119,470	880
1	BRENT OIL	JUN12	119,470	1,090
1	BRENT OIL	JUN12	119,470	810
1	BRENT OIL	JUN12	119,470	1,190
2	BRENT OIL	JUN12	238,940	2,900
2	BRENT OIL	JUN13	226,920	440
2	BRENT OIL	JUN13	226,920	320
1	BRENT OIL	JUL12	119,170	250
1	BRENT OIL	JUL12	119,170	420
2	BRENT OIL	AUG12	237,600	1,420
2	BUND	JUN12	373,578	7,281
3	BUND	JUN12	560,367	10,684
1	BUND	JUN12	186,789	3,442
1	BUND	JUN12	186,789	3,230
1	BUND	JUN12	186,789	4,740
1	BUND	JUN12	186,789	4,184
1	BUND	JUN12	186,789	3,667
5	BUND	JUN12	933,945	12,180
5	BUND	JUN12	933,945	11,849
13	BUND	JUN12	2,428,258	27,881
4	BUND	JUN12	747,156	7,732
4	BUND	JUN12	747,156	7,573
3	BUND	JUN12	560,367	5,640
2	BUND	JUN12	373,578	2,966
3	BUND	JUN12	560,367	3,177
11	BUND	JUN12	2,054,680	11,505
1	BUND	JUN12	186,789	1,893
1	BUND	JUN12	186,789	1,721
1	BUND	JUN12	186,789	1,986
1	BUND	JUN12	186,789	1,748
1	BUND	JUN12	186,789	1,734
3	BUND	JUN12	560,367	5,163
1	BUND	JUN12	186,789	1,695
1	BUND	JUN12	186,789	1,602
1	BUND	JUN12	186,789	1,536
1	BUND	JUN12	186,789	1,483
1	BUND	JUN12	186,789	1,496
9	BUND	JUN12	1,681,101	8,341
5	BUND	JUN12	933,945	4,303
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	BUND	JUN12	$ 186,789	$ 1,099
1	BUND	JUN12	186,789	1,297
1	BUND	JUN12	186,789	1,483
9	BUND	JUN12	1,681,101	8,936
1	BUND	JUN12	186,789	1,509
2	BUND	JUN12	373,578	2,966
2	BUND	JUN12	373,578	2,913
1	BUND	JUN12	186,789	1,430
1	BUND	JUN12	186,789	1,165
1	BUND	JUN12	186,789	688
1	BUND	JUN12	186,789	199
1	BUND	JUN12	186,789	596
3	BUND	JUN12	560,367	1,033
1	BUND	JUN12	186,789	1,006
1	BUND	JUN12	186,789	874
2	BUND	JUN12	373,578	1,059
1	BUND	JUN12	186,789	(53)
1	CANADIAN $ IMM	JUN12	101,300	390
1	CANADIAN $ IMM	JUN12	101,300	385
1	CANADIAN $ IMM	JUN12	101,300	710
1	CANADIAN $ IMM	JUN12	101,300	710
2	CANADIAN $ IMM	JUN12	202,600	1,410
7	CANADIAN $ IMM	JUN12	709,100	4,935
1	CANADIAN $ IMM	JUN12	101,300	500
2	CANADIAN $ IMM	JUN12	202,600	1,400
1	CANADIAN $ IMM	JUN12	101,300	480
1	CANADIAN $ IMM	JUN12	101,300	980
1	CANADIAN $ IMM	JUN12	101,300	1,400
1	CANADIAN $ IMM	JUN12	101,300	1,090
1	CANADIAN $ IMM	JUN12	101,300	970
1	CANADIAN $ IMM	JUN12	101,300	1,130
1	CANADIAN $ IMM	JUN12	101,300	350
1	CANADIAN $ IMM	JUN12	101,300	240
5	CANADIAN $ IMM	JUN12	506,500	1,894
1	CANADIAN $ IMM	JUN12	101,300	600
1	CANADIAN $ IMM	JUN12	101,300	970
2	CANADIAN $ IMM	JUN12	202,600	(500)
7	CANADIAN $ IMM	JUN12	709,100	(2,379)
1	CANADIAN $ IMM	JUN12	101,300	(80)
2	CANADIAN $ IMM	JUN12	202,600	(1,126)
1	CANADIAN $ IMM	JUN12	101,300	(220)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	CANADIAN $ IMM	JUN12	$ 101,300	$ -
1	CANADIAN $ IMM	JUN12	101,300	40
1	CANADIAN $ IMM	JUN12	101,300	(690)
6	CANADIAN BOND	JUN12	802,600	1,823
1	CANADIAN BOND	JUN12	133,767	(527)
1	CANADIAN BOND	JUN12	133,767	1,590
1	CANADIAN BOND	JUN12	133,767	719
1	COCOA NY	SEP12	22,370	(510)
1	COCOA NY	SEP12	22,370	280
1	COPPER LME	MAY12	211,488	1,363
1	COPPER LME	MAY12	211,488	1,187
1	COPPER LME	MAY12	211,488	(5,163)
1	COPPER LME	JUN12	210,600	(26,375)
1	COPPER LME	JUN12	210,600	(9,525)
1	COPPER LME	JUN12	210,600	14,450
2	COPPER LME	JUN12	421,200	21,298
1	COPPER LME	JUN12	210,600	9,729
1	COPPER LME	JUN12	210,600	482
2	COPPER LME	JUN12	421,200	(7,792)
1	COPPER LME	JUN12	210,600	406
1	COPPER LME	JUN12	210,600	(3,975)
1	COPPER LME	JUN12	210,600	(5,400)
1	COPPER LME	JUN12	210,600	(1,563)
1	COPPER LME	JUN12	210,600	750
1	COPPER LME	JUL12	210,175	(4,075)
1	COPPER LME	SEP12	209,875	(15,250)
1	COPPER LME	SEP12	209,875	(2,275)
1	COPPER LME	SEP12	209,875	875
1	COPPER LME	SEP12	209,875	9,375
1	COPPER LME	SEP12	209,875	4,800
1	COPPER LME	SEP12	209,875	(300)
1	COPPER LME	DEC12	209,500	(11,313)
1	COPPER LME	DEC12	209,500	20,925
1	COPPER LME	MAR13	209,150	9,656
2	COPPER LME	MAR13	418,300	7,275
1	COPPER LME	JUN13	208,775	2,925
1	COPPER LME	JUN13	208,775	(575)
1	COPPER LME	JUN13	208,775	(6,988)
6	CORN	JUL12	190,275	5,013
1	CORN	SEP12	28,038	(288)
1	CORN	SEP12	28,038	900
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	CORN	SEP12	$ 28,038	$ 1,075
1	CORN	SEP12	28,038	688
1	CORN	DEC12	27,163	(1,513)
1	CORN	DEC12	27,163	(938)
1	CORN	DEC12	27,163	(562)
1	CORN	DEC12	27,163	(938)
1	CORN	DEC12	27,163	(550)
1	CORN	DEC12	27,163	50
1	CORN	DEC12	27,163	337
1	COTTON	JUL12	44,700	(2,185)
1	COTTON	JUL12	44,700	(25)
1	COTTON	DEC12	43,480	(600)
1	COTTON	DEC12	43,480	(625)
1	CRUDE OIL	JUN12	104,870	1,000
1	CRUDE OIL	JUN12	104,870	3,100
1	CRUDE OIL	JUN12	104,870	2,820
1	CRUDE OIL	JUN12	104,870	2,500
1	CRUDE OIL	JUN12	104,870	2,850
1	CRUDE OIL	JUN12	104,870	1,480
1	CRUDE OIL	JUN12	104,870	510
1	CRUDE OIL	JUN12	104,870	1,340
1	CRUDE OIL	JUN12	104,870	1,280
1	CRUDE OIL	JUN12	104,870	450
2	CRUDE OIL	JUN12	209,740	880
2	CRUDE OIL	JUN12	209,740	340
2	CRUDE OIL	JUN12	209,740	(414)
12	CRUDE OIL	JUL12	1,263,120	5,261
12	CRUDE OIL	JUL12	1,263,120	5,727
12	CRUDE OIL	JUL12	1,263,120	1,038
12	CRUDE OIL	JUL12	1,263,120	(2,871)
1	CRUDE OIL	MAR13	105,690	(300)
1	CRUDE OIL	MAR13	105,690	(840)
1	CRUDE OIL	MAR13	105,690	(2,840)
1	CRUDE OIL	MAR13	105,690	(2,790)
1	CRUDE OIL	MAR13	105,690	(1,500)
1	CRUDE OIL	MAR13	105,690	(3,290)
1	CRUDE OIL	MAR13	105,690	(2,130)
1	CRUDE OIL	MAR13	105,690	(530)
2	CRUDE OIL	MAR13	211,380	(5,460)
1	CRUDE OIL	MAR13	105,690	(1,470)
1	CRUDE OIL	MAR13	105,690	(440)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	CRUDE OIL	MAR13	$ 105,690	$ (1,140)
1	CRUDE OIL	MAR13	105,690	(1,390)
1	CRUDE OIL	MAR13	105,690	1,560
1	CRUDE OIL	MAR13	105,690	1,780
1	CRUDE OIL	MAR13	105,690	1,640
1	CRUDE OIL	MAR13	105,690	1,400
1	CRUDE OIL	MAR13	105,690	320
5	DAX INDEX	JUN12	1,121,178	(22,424)
1	DAX INDEX	JUN12	224,236	(10,293)
1	DAX INDEX	JUN12	224,236	(7,331)
1	E MINI RUSSELL	JUN12	81,490	320
1	E MINI RUSSELL	JUN12	81,490	(420)
1	E MINI RUSSELL	JUN12	81,490	(260)
3	E MINI RUSSELL	JUN12	244,470	(990)
2	E MINI RUSSELL	JUN12	162,980	(680)
3	EMINI NASDAQ	JUN12	163,155	4,308
1	EMINI NASDAQ	JUN12	54,385	1,435
3	EMINI NASDAQ	JUN12	163,155	4,293
1	EMINI NASDAQ	JUN12	54,385	499
2	EMINI NASDAQ	JUN12	108,770	(1,600)
1	EMINI NASDAQ	JUN12	54,385	(1,220)
1	EMINI NASDAQ	JUN12	54,385	(370)
1	EMINI NASDAQ	JUN12	54,385	(270)
5	EMINI NASDAQ	JUN12	271,925	1,557
1	EMINI NASDAQ	JUN12	54,385	720
1	EMINI NASDAQ	JUN12	54,385	(40)
1	EMINI NASDAQ	JUN12	54,385	1,353
1	EMINI NASDAQ	JUN12	54,385	1,350
5	EMINI NASDAQ	JUN12	271,925	6,649
1	EMINI NASDAQ	JUN12	54,385	939
2	EMINI NASDAQ	JUN12	108,770	(10)
1	EMINI NASDAQ	JUN12	54,385	(75)
1	EMINI S&P	JUN12	69,675	1,745
5	EMINI S&P	JUN12	348,375	11,638
6	EMINI S&P	JUN12	418,050	9,885
3	EMINI S&P	JUN12	209,025	4,350
12	EMINI S&P	JUN12	836,100	16,020
1	EMINI S&P	JUN12	69,675	1,333
2	EMINI S&P	JUN12	139,350	(175)
1	EMINI S&P	JUN12	69,675	(125)
1	EMINI S&P	JUN12	69,675	(475)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	EMINI S&P	JUN12	$ 69,675	$ (463)
1	EMINI S&P	JUN12	69,675	0
1	EMINI S&P	JUN12	69,675	1,025
1	EMINI S&P	JUN12	69,675	1,388
44	EMINI S&P	JUN12	3,065,700	36,307
1	EMINI S&P	JUN12	69,675	738
1	EMINI S&P	JUN12	69,675	838
1	EMINI S&P	JUN12	69,675	650
1	EMINI S&P	JUN12	69,675	688
1	EMINI S&P	JUN12	69,675	1,536
10	EMINI S&P	JUN12	696,750	13,845
5	EMINI S&P	JUN12	348,375	7,250
4	EMINI S&P	JUN12	278,700	5,250
8	EMINI S&P	JUN12	557,400	1,362
5	EMINI S&P	JUN12	348,375	1,625
7	EMINI S&P	JUN12	487,725	1,575
7	EMINI S&P	JUN12	487,725	164
1	EMINI S&P	JUN12	69,675	(200)
1	EMINI S&P	JUN12	69,675	75
2	EMINI S&P	JUN12	139,350	(75)
1	ERX BOBL	JUN12	165,885	1,589
2	ERX BOBL	JUN12	331,769	3,601
2	ERX BOBL	JUN12	331,769	3,336
8	ERX BOBL	JUN12	1,327,077	12,286
1	ERX BOBL	JUN12	165,885	1,496
1	ERX BOBL	JUN12	165,885	1,311
1	ERX BOBL	JUN12	165,885	2,171
1	ERX BOBL	JUN12	165,885	1,734
1	ERX BOBL	JUN12	165,885	1,602
1	ERX BOBL	JUN12	165,885	913
2	ERX BOBL	JUN12	331,769	1,403
1	ERX BOBL	JUN12	165,885	490
7	ERX BOBL	JUN12	1,161,193	1,853
1	ERX BOBL	JUN12	165,885	357
1	ERX BOBL	JUN12	165,885	715
1	ERX BOBL	JUN12	165,885	662
1	ERX BOBL	JUN12	165,885	741
1	ERX BOBL	JUN12	165,885	622
1	ERX BOBL	JUN12	165,885	596
2	ERX BOBL	JUN12	331,769	953
4	ERX BOBL	JUN12	663,539	1,853
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	ERX BOBL	JUN12	$ 165,885	$ 450
1	ERX BOBL	JUN12	165,885	437
2	ERX BOBL	JUN12	331,769	847
1	ERX BOBL	JUN12	165,885	583
1	ERX BOBL	JUN12	165,885	728
1	ERX BOBL	JUN12	165,885	702
1	ERX BOBL	JUN12	165,885	437
1	ERX BOBL	JUN12	165,885	424
1	ERX BOBL	JUN12	165,885	238
1	EURIBOR	JUN12	23,500	1,192
1	EURIBOR	JUN12	23,500	1,142
1	EURIBOR	JUN12	23,500	132
2	EURIBOR	SEP12	47,020	2,515
1	EURIBOR	SEP12	23,510	1,374
1	EURIBOR	SEP12	23,510	1,307
1	EURIBOR	SEP12	23,510	1,158
1	EURIBOR	SEP12	23,510	1,175
4	EURIBOR	SEP12	94,039	4,567
1	EURIBOR	SEP12	23,510	993
1	EURIBOR	SEP12	23,510	662
2	EURIBOR	SEP12	47,020	1,622
1	EURIBOR	SEP12	23,510	546
1	EURIBOR	SEP12	23,510	397
1	EURIBOR	SEP12	23,510	281
1	EURIBOR	SEP12	23,510	248
1	EURIBOR	SEP12	23,510	381
1	EURIBOR	SEP12	23,510	397
1	EURIBOR	SEP12	23,510	298
1	EURIBOR	DEC12	23,507	1,473
1	EURIBOR	DEC12	23,507	1,175
1	EURIBOR	DEC12	23,507	1,109
1	EURIBOR	DEC12	23,507	1,109
1	EURIBOR	DEC12	23,507	976
1	EURIBOR	DEC12	23,507	232
1	EURIBOR	DEC12	23,507	414
1	EURIBOR	DEC12	23,507	629
1	EURIBOR	DEC12	23,507	348
1	EURIBOR	DEC12	23,507	463
1	EURIBOR	DEC12	23,507	480
1	EURIBOR	DEC12	23,507	397
1	EURIBOR	DEC12	23,507	232
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	EURIBOR	MAR13	$ 23,504	$ 1,754
1	EURIBOR	MAR13	23,504	1,456
1	EURIBOR	MAR13	23,504	1,175
1	EURIBOR	MAR13	23,504	1,109
1	EURIBOR	MAR13	23,504	861
1	EURIBOR	MAR13	23,504	447
1	EURIBOR	MAR13	23,504	314
1	EURIBOR	MAR13	23,504	463
1	EURIBOR	MAR13	23,504	563
25	EURIBOR	MAR13	587,599	12,412
3	EURIBOR	MAR13	70,512	1,539
16	EURIBOR	MAR13	376,063	7,414
1	EURIBOR	MAR13	23,504	447
1	EURIBOR	MAR13	23,504	579
1	EURIBOR	MAR13	23,504	596
1	EURIBOR	MAR13	23,504	530
1	EURIBOR	MAR13	23,504	447
1	EURIBOR	MAR13	23,504	447
1	EURIBOR	MAR13	23,504	414
1	EURIBOR	MAR13	23,504	397
1	EURIBOR	MAR13	23,504	348
1	EURIBOR	MAR13	23,504	480
1	EURIBOR	MAR13	23,504	165
6	EURIBOR	MAR13	141,024	0
1	EURIBOR	JUN13	23,494	1,804
1	EURIBOR	JUN13	23,494	1,506
1	EURIBOR	JUN13	23,494	1,258
1	EURIBOR	JUN13	23,494	1,175
1	EURIBOR	JUN13	23,494	1,092
1	EURIBOR	JUN13	23,494	496
1	EURIBOR	JUN13	23,494	546
1	EURIBOR	JUN13	23,494	662
1	EURIBOR	JUN13	23,494	480
1	EURIBOR	JUN13	23,494	480
1	EURIBOR	JUN13	23,494	530
1	EURIBOR	SEP13	23,481	2,151
1	EURIBOR	SEP13	23,481	1,771
1	EURIBOR	SEP13	23,481	1,307
1	EURIBOR	SEP13	23,481	1,059
1	EURIBOR	SEP13	23,481	314
1	EURIBOR	SEP13	23,481	761
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	EURIBOR	SEP13	$ 23,481	$ 530
1	EURIBOR	SEP13	23,481	463
1	EURIBOR	SEP13	23,481	579
1	EURIBOR	DEC13	23,461	1,423
1	EURIBOR	DEC13	23,461	1,390
1	EURIBOR	DEC13	23,461	1,109
1	EURIBOR	DEC13	23,461	811
1	EURIBOR	DEC13	23,461	430
1	EURIBOR	DEC13	23,461	530
1	EURIBOR	MAR14	23,442	596
1	EURIBOR	MAR14	23,442	645
1	EURIBOR	MAR14	23,442	463
1	EURIBOR	MAR14	23,442	530
1	EURIBOR	JUN14	23,418	1,142
1	EURIBOR	JUN14	23,418	496
4	EURO IMM	JUN12	661,950	1,450
1	EURO IMM	JUN12	165,488	(75)
1	EURO STOXX INDEX	JUN12	29,907	(3,217)
1	EURO STOXX INDEX	JUN12	29,907	(2,489)
1	EURODOLLARS	JUN12	17,772	(62)
1	EURODOLLARS	JUN12	17,772	(100)
1	EURODOLLARS	JUN12	17,772	(38)
1	EURODOLLARS	JUN12	17,772	0
1	EURODOLLARS	SEP12	17,768	25
1	EURODOLLARS	SEP12	17,768	(113)
1	EURODOLLARS	SEP12	17,768	(150)
1	EURODOLLARS	SEP12	17,768	(113)
1	EURODOLLARS	SEP12	17,768	(12)
1	EURODOLLARS	SEP12	17,768	(75)
1	EURODOLLARS	SEP12	17,768	(25)
1	EURODOLLARS	SEP12	17,768	(138)
1	EURODOLLARS	SEP12	17,768	(63)
1	EURODOLLARS	SEP12	17,768	(38)
1	EURODOLLARS	SEP12	17,768	0
1	EURODOLLARS	SEP12	17,768	(87)
1	EURODOLLARS	SEP12	17,768	87
1	EURODOLLARS	SEP12	17,768	38
1	EURODOLLARS	DEC12	17,764	138
1	EURODOLLARS	DEC12	17,764	100
1	EURODOLLARS	DEC12	17,764	138
1	EURODOLLARS	DEC12	17,764	0
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	EURODOLLARS	DEC12	$ 17,764	$ 13
1	EURODOLLARS	DEC12	17,764	(50)
1	EURODOLLARS	DEC12	17,764	(125)
1	EURODOLLARS	DEC12	17,764	(113)
1	EURODOLLARS	DEC12	17,764	13
1	EURODOLLARS	DEC12	17,764	(62)
1	EURODOLLARS	DEC12	17,764	(25)
1	EURODOLLARS	DEC12	17,764	(25)
1	EURODOLLARS	DEC12	17,764	0
1	EURODOLLARS	DEC12	17,764	100
1	EURODOLLARS	DEC12	17,764	63
1	EURODOLLARS	DEC12	17,764	25
1	EURODOLLARS	DEC12	17,764	(50)
1	EURODOLLARS	DEC12	17,764	0
1	EURODOLLARS	DEC12	17,764	13
1	EURODOLLARS	DEC12	17,764	150
1	EURODOLLARS	DEC12	17,764	13
1	EURODOLLARS	DEC12	17,764	50
1	EURODOLLARS	DEC12	17,764	0
1	EURODOLLARS	DEC12	17,764	25
1	EURODOLLARS	DEC12	17,764	38
1	EURODOLLARS	DEC12	17,764	50
1	EURODOLLARS	DEC12	17,764	25
1	EURODOLLARS	MAR13	17,763	12
1	EURODOLLARS	MAR13	17,763	50
1	EURODOLLARS	MAR13	17,763	25
1	EURODOLLARS	MAR13	17,763	113
1	EURODOLLARS	MAR13	17,763	100
1	EURODOLLARS	MAR13	17,763	100
1	EURODOLLARS	MAR13	17,763	87
2	EURODOLLARS	MAR13	35,525	75
1	EURODOLLARS	MAR13	17,763	75
1	EURODOLLARS	MAR13	17,763	125
2	EURODOLLARS	MAR13	35,525	300
1	EURODOLLARS	MAR13	17,763	75
1	EURODOLLARS	MAR13	17,763	12
1	EURODOLLARS	MAR13	17,763	50
1	EURODOLLARS	MAR13	17,763	38
1	EURODOLLARS	MAR13	17,763	50
1	EURODOLLARS	MAR13	17,763	63
1	EURODOLLARS	MAR13	17,763	87
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	EURODOLLARS	MAR13	$ 17,763	$ 137
82	EURODOLLARS	MAR13	1,456,525	9,225
48	EURODOLLARS	MAR13	852,600	7,200
1	EURODOLLARS	MAR13	17,763	100
2	EURODOLLARS	MAR13	35,525	50
1	EURODOLLARS	MAR13	17,763	50
1	EURODOLLARS	MAR13	17,763	63
1	EURODOLLARS	MAR13	17,763	12
1	EURODOLLARS	MAR13	17,763	25
2	EURODOLLARS	MAR13	35,525	50
1	EURODOLLARS	MAR13	17,763	50
1	EURODOLLARS	MAR13	17,763	12
1	EURODOLLARS	MAR13	17,763	38
1	EURODOLLARS	MAR13	17,763	63
1	EURODOLLARS	MAR13	17,763	38
1	EURODOLLARS	MAR13	17,763	12
7	EURODOLLARS	MAR13	124,338	0
2	EURODOLLARS	MAR13	35,525	0
1	EURODOLLARS	JUN13	17,758	125
1	EURODOLLARS	JUN13	17,758	112
1	EURODOLLARS	JUN13	17,758	112
1	EURODOLLARS	JUN13	17,758	0
1	EURODOLLARS	JUN13	17,758	75
1	EURODOLLARS	JUN13	17,758	87
1	EURODOLLARS	JUN13	17,758	75
2	EURODOLLARS	JUN13	35,516	300
1	EURODOLLARS	JUN13	17,758	250
1	EURODOLLARS	JUN13	17,758	225
1	EURODOLLARS	JUN13	17,758	137
2	EURODOLLARS	JUN13	35,516	200
1	EURODOLLARS	JUN13	17,758	150
1	EURODOLLARS	JUN13	17,758	125
1	EURODOLLARS	JUN13	17,758	125
1	EURODOLLARS	JUN13	17,758	150
1	EURODOLLARS	JUN13	17,758	112
1	EURODOLLARS	JUN13	17,758	137
1	EURODOLLARS	JUN13	17,758	100
1	EURODOLLARS	JUN13	17,758	50
1	EURODOLLARS	JUN13	17,758	62
1	EURODOLLARS	JUN13	17,758	50
1	EURODOLLARS	JUN13	17,758	50
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	EURODOLLARS	JUN13	$ 17,758	$ 12
2	EURODOLLARS	JUN13	35,516	50
1	EURODOLLARS	JUN13	17,758	37
1	EURODOLLARS	JUN13	17,758	50
1	EURODOLLARS	JUN13	17,758	50
1	EURODOLLARS	JUN13	17,758	62
1	EURODOLLARS	JUN13	17,758	37
1	EURODOLLARS	SEP13	17,753	113
1	EURODOLLARS	SEP13	17,753	25
1	EURODOLLARS	SEP13	17,753	100
1	EURODOLLARS	SEP13	17,753	(38)
1	EURODOLLARS	SEP13	17,753	238
1	EURODOLLARS	SEP13	17,753	400
1	EURODOLLARS	SEP13	17,753	225
1	EURODOLLARS	SEP13	17,753	200
1	EURODOLLARS	SEP13	17,753	250
1	EURODOLLARS	SEP13	17,753	225
1	EURODOLLARS	SEP13	17,753	238
1	EURODOLLARS	SEP13	17,753	225
1	EURODOLLARS	SEP13	17,753	188
1	EURODOLLARS	SEP13	17,753	150
1	EURODOLLARS	SEP13	17,753	175
1	EURODOLLARS	SEP13	17,753	138
1	EURODOLLARS	SEP13	17,753	100
1	EURODOLLARS	SEP13	17,753	88
1	EURODOLLARS	SEP13	17,753	75
1	EURODOLLARS	SEP13	17,753	75
1	EURODOLLARS	SEP13	17,753	75
1	EURODOLLARS	SEP13	17,753	38
2	EURODOLLARS	SEP13	35,505	100
1	EURODOLLARS	SEP13	17,753	63
2	EURODOLLARS	SEP13	35,505	125
1	EURODOLLARS	SEP13	17,753	50
1	EURODOLLARS	SEP13	17,753	88
1	EURODOLLARS	SEP13	17,753	13
1	EURODOLLARS	SEP13	17,753	38
1	EURODOLLARS	DEC13	17,744	(50)
1	EURODOLLARS	DEC13	17,744	137
1	EURODOLLARS	DEC13	17,744	275
1	EURODOLLARS	DEC13	17,744	350
1	EURODOLLARS	DEC13	17,744	337
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	EURODOLLARS	DEC13	$ 17,744	$ 425
1	EURODOLLARS	DEC13	17,744	325
1	EURODOLLARS	DEC13	17,744	237
1	EURODOLLARS	DEC13	17,744	237
1	EURODOLLARS	DEC13	17,744	200
1	EURODOLLARS	DEC13	17,744	175
1	EURODOLLARS	DEC13	17,744	125
1	EURODOLLARS	DEC13	17,744	113
1	EURODOLLARS	DEC13	17,744	113
1	EURODOLLARS	DEC13	17,744	113
1	EURODOLLARS	DEC13	17,744	87
1	EURODOLLARS	DEC13	17,744	87
1	EURODOLLARS	DEC13	17,744	87
1	EURODOLLARS	DEC13	17,744	100
1	EURODOLLARS	DEC13	17,744	62
1	EURODOLLARS	DEC13	17,744	87
1	EURODOLLARS	DEC13	17,744	50
1	EURODOLLARS	DEC13	17,744	38
1	EURODOLLARS	MAR14	17,733	325
1	EURODOLLARS	MAR14	17,733	638
1	EURODOLLARS	MAR14	17,733	425
1	EURODOLLARS	MAR14	17,733	238
1	EURODOLLARS	MAR14	17,733	225
1	EURODOLLARS	MAR14	17,733	175
1	EURODOLLARS	MAR14	17,733	113
1	EURODOLLARS	MAR14	17,733	138
1	EURODOLLARS	MAR14	17,733	100
1	EURODOLLARS	MAR14	17,733	113
1	EURODOLLARS	MAR14	17,733	63
1	EURODOLLARS	MAR14	17,733	(12)
1	EURODOLLARS	MAR14	17,733	(12)
1	EURODOLLARS	JUN14	17,716	237
2	EURODOLLARS	JUN14	35,432	500
15	EURODOLLARS	JUN14	265,741	3,562
2	EURODOLLARS	JUN14	35,432	450
11	EURODOLLARS	JUN14	194,877	2,200
1	EURODOLLARS	JUN14	17,716	75
1	EUROYEN TIFFE	DEC12	22,297	(16)
1	EUROYEN TIFFE	MAR13	22,297	31
1	EUROYEN TIFFE	MAR13	22,297	16
1	EUROYEN TIFFE	MAR13	22,297	0
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	EUROYEN TIFFE	JUN13	$ 22,297	$ 31
1	EUROYEN TIFFE	JUN13	22,297	94
1	EUROYEN TIFFE	JUN13	22,297	31
1	EUROYEN TIFFE	JUN13	22,297	16
1	EUROYEN TIFFE	JUN13	22,297	(16)
7	EURX E-SCHATZ	JUN12	1,024,963	2,688
1	EURX E-SCHATZ	JUN12	146,423	344
1	EURX E-SCHATZ	JUN12	146,423	324
3	EURX E-SCHATZ	JUN12	439,270	894
1	EURX E-SCHATZ	JUN12	146,423	304
1	EURX E-SCHATZ	JUN12	146,423	291
1	EURX E-SCHATZ	JUN12	146,423	761
1	EURX E-SCHATZ	JUN12	146,423	629
2	EURX E-SCHATZ	JUN12	292,847	980
1	EURX E-SCHATZ	JUN12	146,423	410
1	EURX E-SCHATZ	JUN12	146,423	338
1	EURX E-SCHATZ	JUN12	146,423	351
1	EURX E-SCHATZ	JUN12	146,423	351
1	EURX E-SCHATZ	JUN12	146,423	384
1	EURX E-SCHATZ	JUN12	146,423	344
44	EURX E-SCHATZ	JUN12	6,442,627	7,573
1	EURX E-SCHATZ	JUN12	146,423	225
1	EURX E-SCHATZ	JUN12	146,423	139
2	EURX E-SCHATZ	JUN12	292,847	172
7	EURX E-SCHATZ	JUN12	1,024,963	556
3	EURX E-SCHATZ	JUN12	439,270	119
1	EURX E-SCHATZ	JUN12	146,423	139
1	EURX E-SCHATZ	JUN12	146,423	86
1	EURX E-SCHATZ	JUN12	146,423	146
1	EURX E-SCHATZ	JUN12	146,423	132
1	EURX E-SCHATZ	JUN12	146,423	146
1	EURX E-SCHATZ	JUN12	146,423	199
1	EURX E-SCHATZ	JUN12	146,423	152
1	EURX E-SCHATZ	JUN12	146,423	139
1	EURX E-SCHATZ	JUN12	146,423	53
1	EURX E-SCHATZ	JUN12	146,423	93
1	EURX E-SCHATZ	JUN12	146,423	(7)
1	EURX E-SCHATZ	JUN12	146,423	33
3	EURX E-SCHATZ	JUN12	439,270	20
6	EURX E-SCHATZ	JUN12	878,540	0
3	FTSE INDEX	JUN12	278,332	(5,771)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	FTSE INDEX	JUN12	$ 92,777	$ (3,482)
1	FTSE INDEX	JUN12	92,777	(3,490)
1	FTSE INDEX	JUN12	92,777	(1,632)
1	FTSE INDEX	JUN12	92,777	1,899
1	FTSE INDEX	JUN12	92,777	(154)
1	FTSE INDEX	JUN12	92,777	1,534
1	FTSE INDEX	JUN12	92,777	24
1	GAS OIL LDN	MAY12	100,725	1,850
1	GAS OIL LDN	JUN12	100,300	1,050
1	GAS OIL LDN	JUN12	100,300	1,100
1	GAS OIL LDN	JUN12	100,300	925
1	GAS OIL LDN	JUN12	100,300	250
1	GAS OIL LDN	JUN12	100,300	250
1	GAS OIL LDN	JUL12	100,075	650
1	GAS OIL LDN	JUL12	100,075	975
1	GAS OIL LDN	JUL12	100,075	1,000
1	GAS OIL LDN	JUL12	100,075	(50)
1	GASOLINE BLENDSTOCK	JUN12	131,233	(7,468)
1	GASOLINE BLENDSTOCK	JUN12	131,233	(4,712)
1	GASOLINE BLENDSTOCK	JUN12	131,233	857
1	GASOLINE BLENDSTOCK	JUN12	131,233	(1,090)
1	GASOLINE BLENDSTOCK	JUN12	131,233	(258)
2	GASOLINE BLENDSTOCK	JUL12	259,073	(14,784)
1	GASOLINE BLENDSTOCK	JUL12	129,536	(2,596)
1	GASOLINE BLENDSTOCK	AUG12	127,932	(1,835)
1	GASOLINE BLENDSTOCK	AUG12	127,932	(4,234)
4	GILTS	JUN12	750,725	6,948
1	GILTS	JUN12	187,681	1,201
1	GILTS	JUN12	187,681	1,136
2	GILTS	JUN12	375,363	682
1	GILTS	JUN12	187,681	3,020
3	GILTS	JUN12	563,044	(2,386)
1	GILTS	JUN12	187,681	(1,266)
1	GILTS	JUN12	187,681	(406)
1	GILTS	JUN12	187,681	942
1	GILTS	JUN12	187,681	909
1	GILTS	JUN12	187,681	568
1	HANG SENG INDEX	MAY12	134,948	3,628
1	HANG SENG INDEX	MAY12	134,948	2,855
4	HANG SENG INDEX	MAY12	539,791	9,512
1	HEATING OIL	JUN12	133,736	(2,554)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	HEATING OIL	JUN12	$ 133,736	$ 554
1	HEATING OIL	JUN12	133,736	2,579
1	HEATING OIL	JUN12	133,736	1,146
1	HEATING OIL	JUL12	133,816	1,235
1	HEATING OIL	JUL12	133,816	2,335
1	HEATING OIL	AUG12	133,904	(953)
1	HEATING OIL	AUG12	133,904	(4)
2	HEATING OIL	AUG12	267,809	(1,193)
2	HI GR. COPPER	JUL12	191,475	900
2	HI GR. COPPER	JUL12	191,475	(125)
1	JAPENESE YEN	JUN12	165,488	(4,447)
3	JAPENESE YEN	JUN12	496,463	(21,045)
1	JAPENESE YEN	JUN12	165,488	(7,469)
1	JAPENESE YEN	JUN12	165,488	(1,206)
1	JAPENESE YEN	JUN12	208,580	(3,432)
2	JAPENESE YEN	JUN12	417,160	(6,364)
2	JAPENESE YEN	JUN12	417,160	50
6	JAPENESE YEN	JUN12	1,217,550	(5,073)
1	JAPENESE YEN	JUN12	202,925	(2,349)
1	JAPENESE YEN	JUN12	202,925	(1,879)
4	J.YEN IMM	JUN12	626,350	16,650
4	J.YEN IMM	JUN12	626,350	15,750
1	J.YEN IMM	JUN12	156,588	1,013
1	JP GOV BND TIFFE	JUN12	1,792,864	10,898
1	JP GOV BND TIFFE	JUN12	1,792,864	21,922
1	JP GOV BND TIFFE	JUN12	1,792,864	9,771
1	JP GOV BND TIFFE	JUN12	1,792,864	7,391
1	JP GOV BND TIFFE	JUN12	1,792,864	4,635
3	LEAD LME	MAY12	161,625	(6,254)
1	LEAD LME	MAY12	53,875	3,217
2	LEAD LME	MAY12	107,750	(596)
1	LEAD LME	JUN12	53,900	2,888
2	LEAD LME	JUN12	107,800	7,300
1	LEAD LME	JUN12	53,900	2,921
1	LEAD LME	JUN12	53,900	3,688
2	LEAD LME	JUN12	107,800	6,250
1	LEAD LME	JUN12	53,900	2,275
1	LEAD LME	JUN12	53,900	275
2	LEAD LME	AUG12	107,475	3,192
1	LEAD LME	AUG12	53,738	766
1	LIF ROBUSTA	JUL12	20,000	(40)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	LIVE CATTLE	JUN12	$ 45,660	$ 534
3	MEXICAN PESO	JUN12	115,275	(825)
1	MEXICAN PESO	JUN12	38,425	(913)
1	MEXICAN PESO	JUN12	38,425	(863)
1	MEXICAN PESO	JUN12	38,425	(988)
1	MEXICAN PESO	JUN12	38,425	(850)
1	MEXICAN PESO	JUN12	38,425	(1,100)
3	MEXICAN PESO	JUN12	115,275	(3,113)
1	MEXICAN PESO	JUN12	38,425	(988)
1	MEXICAN PESO	JUN12	38,425	(975)
2	MINI DOW	JUN12	131,550	2,550
1	MINI DOW	JUN12	65,775	(315)
1	MINI DOW	JUN12	65,775	821
1	MINI DOW	JUN12	65,775	1,583
8	MINI DOW	JUN12	526,200	(280)
2	MINI DOW	JUN12	131,550	(80)
2	MINI DOW	JUN12	131,550	(32)
1	MINI MIDCA	JUN12	98,960	995
1	MINI MIDCA	JUN12	98,960	1,034
1	NEW ZEALAND BILL	JUN12	58,088	259
1	NEW ZEALAND BILL	SEP12	58,089	339
1	NICKLE LME	MAY12	107,004	(21,875)
1	NICKLE LME	MAY12	107,004	324
1	NICKLE LME	JUN12	107,172	(7,134)
1	NICKLE LME	JUN12	107,172	(7,436)
2	NICKLE LME	JUN12	214,344	(34,939)
1	NICKLE LME	JUN12	107,172	(18,690)
1	NICKLE LME	JUN12	107,172	(22,746)
1	NICKLE LME	JUN12	107,172	(9,134)
1	NICKLE LME	JUN12	107,172	(8,718)
1	NICKLE LME	JUN12	107,172	(9,496)
1	NICKLE LME	JUN12	107,172	(9,438)
2	NICKLE LME	AUG12	214,920	(3,444)
5	NIKKEI 225-YEN	JUN12	296,264	(5,950)
1	NIKKEI 225-YEN	JUN12	59,253	(3,633)
1	NIKKEI 225-YEN	JUN12	59,253	(3,163)
1	NIKKEI INDEX	JUN12	59,785	(3,320)
1	NIKKEI INDEX	JUN12	59,785	(3,320)
1	NIKKEI INDEX	JUN12	59,785	(2,662)
1	NIKKEI INDEX	JUN12	59,785	(188)
1	NIKKEI INDEX	JUN12	59,785	689
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	NIKKEI INDEX	JUN12	$ 59,785	$ 219
1	NIKKEI INDEX	JUN12	59,785	(407)
1	NIKKEI INDEX	JUN12	59,785	219
1	NZ DOLLAR	JUN12	81,850	75
1	NZ DOLLAR	JUN12	81,850	(90)
2	NZ DOLLAR	JUN12	163,700	40
1	NZ DOLLAR	JUN12	81,850	285
1	NZ DOLLAR	JUN12	81,850	(230)
2	NZ DOLLAR	JUN12	163,700	(1,180)
11	OMX 30 INDEX	MAY12	171,385	4,336
1	OMX 30 INDEX	MAY12	15,580	885
1	OMX 30 INDEX	MAY12	15,580	450
2	OSE MINI NIK225	JUN12	23,801	88
2	OSE MINI NIK225	JUN12	23,801	50
3	OSE MINI NIK225	JUN12	35,702	19
1	OSE MINI NIK225	JUN12	11,901	(63)
1	OSE MINI NIK225	JUN12	11,901	(81)
1	OSE MINI NIK225	JUN12	11,901	(106)
1	OSK NIKKEI	JUN12	119,007	(1,328)
1	OSK NIKKEI	JUN12	119,007	(626)
1	OSK NIKKEI	JUN12	119,007	(7,641)
1	OSK NIKKEI	JUN12	119,007	(1,378)
1	OSK NIKKEI	JUN12	119,007	(752)
1	OSK NIKKEI	JUN12	119,007	(877)
5	S-FRANC	JUN12	1,014,625	17,768
2	S-FRANC	JUN12	405,850	(468)
2	S-FRANC	JUN12	275,475	1,700
2	S-FRANC	JUN12	275,475	1,675
3	S-FRANC	JUN12	413,213	(338)
4	SGX JGB	JUN12	716,595	4,359
2	SGX JGB	JUN12	358,297	2,556
1	SGX JGB	JUN12	179,149	1,591
9	SGX JGB	JUN12	1,612,338	7,554
1	SGX JGB	JUN12	179,149	589
16	SGX JGB	JUN12	2,866,378	6,213
1	SGX JGB	JUN12	179,149	388
1	SGX JGB	JUN12	179,149	75
9	SGX JGB	JUN12	1,612,338	564
1	SHORT STERLING	JUN12	14,350	(223)
1	SHORT STERLING	JUN12	14,350	(142)
1	SHORT STERLING	SEP12	14,344	(183)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	SHORT STERLING	SEP12	$ 14,344	$ (284)
1	SHORT STERLING	SEP12	14,344	(345)
1	SHORT STERLING	SEP12	14,344	(284)
1	SHORT STERLING	DEC12	14,340	(345)
1	SHORT STERLING	DEC12	14,340	(244)
2	SHORT STERLING	DEC12	28,679	(649)
1	SHORT STERLING	DEC12	14,340	(244)
1	SHORT STERLING	DEC12	14,340	(264)
1	SHORT STERLING	MAR13	14,335	(122)
1	SHORT STERLING	MAR13	14,335	(162)
1	SHORT STERLING	MAR13	14,335	(426)
1	SHORT STERLING	MAR13	14,335	(345)
1	SHORT STERLING	MAR13	14,335	(244)
1	SHORT STERLING	MAR13	14,335	(345)
1	SHORT STERLING	MAR13	14,335	(345)
1	SHORT STERLING	MAR13	14,335	(365)
1	SHORT STERLING	JUN13	14,329	(507)
1	SHORT STERLING	JUN13	14,329	(345)
1	SHORT STERLING	JUN13	14,329	(183)
1	SHORT STERLING	JUN13	14,329	(304)
1	SHORT STERLING	JUN13	14,329	(304)
1	SHORT STERLING	JUN13	14,329	(386)
1	SHORT STERLING	JUN13	14,329	(345)
1	SHORT STERLING	SEP13	14,321	(304)
1	SHORT STERLING	SEP13	14,321	(142)
1	SHORT STERLING	SEP13	14,321	(304)
1	SHORT STERLING	SEP13	14,321	(325)
1	SHORT STERLING	SEP13	14,321	(365)
1	SHORT STERLING	SEP13	14,321	(365)
1	SHORT STERLING	DEC13	14,309	(101)
1	SHORT STERLING	DEC13	14,309	(365)
1	SHORT STERLING	DEC13	14,309	(446)
1	SILVER CMX	JUL12	155,080	3,105
6	SINGAPORE MSCI INDEX	MAY12	330,521	1,649
1	SINGAPORE MSCI INDEX	MAY12	55,087	194
1	SINGAPORE MSCI INDEX	MAY12	55,087	372
1	SINGAPORE MSCI INDEX	MAY12	55,087	65
1	SOYBEAN MEAL	AUG12	42,780	3,490
1	SOYBEAN MEAL	JUL12	43,550	3,750
1	SOYBEAN MEAL	JUL12	43,550	3,870
1	SOYBEAN MEAL	DEC12	38,150	2,690
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	SOYBEAN MEAL	DEC12	$ 38,150	$ 3,110
1	SOYBEAN MEAL	DEC12	38,150	2,780
1	SOYBEAN MEAL	DEC12	38,150	2,660
1	SOYBEAN MEAL	DEC12	38,150	2,480
1	SOYBEAN MEAL	DEC12	38,150	2,640
1	SOYBEAN MEAL	DEC12	38,150	2,550
1	SOYBEAN MEAL	DEC12	38,150	1,310
1	SOYBEAN MEAL	DEC12	38,150	1,710
1	SOYBEAN MEAL	DEC12	38,150	2,200
1	SOYBEAN MEAL	DEC12	38,150	1,830
2	SOYBEAN MEAL	DEC12	76,300	1,880
1	SOYBEAN OIL	JUL12	33,030	(378)
1	SOYBEAN OIL	JUL12	33,030	(564)
1	SOYBEAN OIL	AUG12	33,138	(444)
1	SOYBEANS	JUL12	75,275	7,500
2	SOYBEANS	JUL12	150,550	13,000
1	SOYBEANS	JUL12	75,275	6,288
1	SOYBEANS	JUL12	75,275	6,587
1	SOYBEANS	JUL12	75,275	6,550
1	SOYBEANS	JUL12	75,275	5,775
2	SOYBEANS	JUL12	150,550	13,125
1	SOYBEANS	JUL12	75,275	4,238
1	SOYBEANS	JUL12	75,275	3,963
1	SOYBEANS	JUL12	75,275	3,375
1	SOYBEANS	JUL12	75,275	3,775
1	SOYBEANS	JUL12	75,275	3,300
1	SOYBEANS	JUL12	75,275	4,025
1	SOYBEANS	JUL12	75,275	3,200
1	SOYBEANS	JUL12	75,275	4,088
2	SOYBEANS	JUL12	150,550	8,100
3	SOYBEANS	JUL12	225,825	11,925
1	SOYBEANS	JUL12	75,275	3,925
1	SOYBEANS	JUL12	75,275	2,475
1	SOYBEANS	JUL12	75,275	350
4	SOYBEANS	JUL12	301,100	1,350
1	SOYBEANS	JUL12	75,275	762
1	SOYBEANS	AUG12	74,188	3,338
1	SOYBEANS	AUG12	74,188	2,375
2	SOYBEANS	NOV12	138,100	5,275
1	SOYBEANS	NOV12	69,050	3,463
1	SOYBEANS	NOV12	69,050	2,238
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	SOYBEANS	NOV12	$ 69,050	$ 3,063
1	SOYBEANS	NOV12	69,050	(462)
2	SOYBEANS	NOV12	138,100	3,125
1	SUGAR NY	JUL12	23,654	0
8	TAIWAN INDEX	MAY12	214,000	(2,480)
1	TAIWAN INDEX	MAY12	26,750	(235)
1	TAIWAN INDEX	MAY12	26,750	(380)
1	TAIWAN INDEX	MAY12	26,750	(410)
3	TAIWAN INDEX	MAY12	80,250	270
1	TOPIX INDEX	JUN12	100,529	(4,948)
1	TOPIX INDEX	JUN12	100,529	(5,387)
1	TOPIX INDEX	JUN12	100,529	(564)
1	TOPIX INDEX	JUN12	100,529	(251)
1	ULTRA T-BOND	JUN12	157,813	1,019
1	ULTRA T-BOND	JUN12	157,813	281
1	US $ INDEX	JUN12	78,848	(7)
105	US 10 YR NOTES	JUN12	13,889,531	104,456
36	US 10 YR NOTES	JUN12	4,762,125	8,594
19	US 10 YR NOTES	JUN12	2,513,344	15,734
10	US 10 YR NOTES	JUN12	1,322,813	7,906
33	US 10 YR NOTES	JUN12	4,365,281	34,102
25	US 5 YR NOTES	JUN12	3,094,922	11,664
40	US 5 YR NOTES	JUN12	4,951,875	16,047
19	US 5 YR NOTES	JUN12	2,352,141	6,940
41	US 5 YR NOTES	JUN12	5,075,672	17,758
15	US T.BOND	JUN12	2,143,125	31,537
10	US T.BOND	JUN12	1,428,750	6,125
5	US T.BOND	JUN12	714,375	9,000
7	US T.BOND	JUN12	1,000,125	5,344
6	US T.BOND	JUN12	857,250	5,906
1	VIX VOLATILITY INDEX	MAY12	18,450	(150)
1	VIX VOLATILITY INDEX	MAY12	18,450	450
1	VIX VOLATILITY INDEX	MAY12	18,450	(150)
1	WPG CANOLA	JUL12	12,920	342
2	WTI CRUDE	JUL12	210,520	4,240
2	WTI CRUDE	JUL12	210,520	780
2	WTI CRUDE	AUG12	211,100	1,700
3	WTI CRUDE	AUG12	316,650	1,320
2	ZINC LME	MAY12	102,775	2,875
1	ZINC LME	MAY12	51,388	(796)
1	ZINC LME	MAY12	51,388	(213)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	ZINC LME	MAY12	$ 51,388	$ (1,488)
2	ZINC LME	JUN12	103,025	1,900
3	ZINC LME	JUN12	154,538	(8,352)
1	ZINC LME	JUN12	51,513	(1,238)
1	ZINC LME	JUN12	51,513	(638)
1	ZINC LME	JUN12	51,513	1,188
2	ZINC LME	JUN12	103,025	2,419
3	ZINC LME	JUN12	154,538	4,144
2	ZINC LME	JUL12	103,175	2,345
1	ZINC LME	JUL12	51,588	1,501
4	ZINC LME	JUL12	206,350	6,750
2	ZINC LME	AUG12	103,250	2,232
2	ZINC LME	AUG12	103,250	1,381
4	ZINC LME	AUG12	206,500	6
1	ZINC LME	SEP12	51,700	(1,293)
1	ZINC LME	SEP12	51,700	1,725
1	ZINC LME	SEP12	51,700	1,696
Net Unrealized Appreciation from Long Futures Contracts				$ 592,366

Open Short Future Contracts ++	Description		Underlying Face Amount at Value *	Unrealized Gain/ (Loss)

7	2 YR T-NOTE	JUN12	$ 1,543,828	$ (366)
1	ALUMINIUM LME	MAY12	52,150	(875)
4	ALUMINIUM LME	MAY12	208,600	15,471
4	ALUMINIUM LME	MAY12	208,600	6,466
1	ALUMINIUM LME	MAY12	52,150	3,603
1	ALUMINIUM LME	JUN12	52,550	12,075
1	ALUMINIUM LME	JUN12	52,550	15,450
1	ALUMINIUM LME	JUN12	52,550	11,775
1	ALUMINIUM LME	JUN12	52,550	12,175
1	ALUMINIUM LME	JUN12	52,550	6,850
1	ALUMINIUM LME	JUN12	52,550	7,063
1	ALUMINIUM LME	JUN12	52,550	4,125
1	ALUMINIUM LME	JUN12	52,550	(338)
5	ALUMINIUM LME	JUN12	262,750	(7,688)
1	ALUMINIUM LME	JUN12	52,550	(2,175)
1	ALUMINIUM LME	JUN12	52,550	(2,063)
1	ALUMINIUM LME	JUN12	52,550	2,750
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Short Future Contracts ++	Description		Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	ALUMINIUM LME	JUN12	$ 52,550	$ 2,888
1	ALUMINIUM LME	JUN12	52,550	3,475
1	ALUMINIUM LME	JUN12	52,550	3,613
2	ALUMINIUM LME	JUN12	105,100	7,225
1	ALUMINIUM LME	JUN12	52,550	4,300
3	ALUMINIUM LME	JUN12	157,650	7,904
6	ALUMINIUM LME	JUN12	315,300	9,989
1	ALUMINIUM LME	JUN12	52,550	1,850
1	ALUMINIUM LME	JUN12	52,550	4,275
3	ALUMINIUM LME	JUN12	157,650	16,800
1	ALUMINIUM LME	JUN12	52,550	6,188
1	ALUMINIUM LME	JUN12	52,550	3,475
3	ALUMINIUM LME	JUN12	157,650	8,045
1	ALUMINIUM LME	JUN12	52,550	3,300
1	ALUMINIUM LME	JUN12	52,550	2,750
2	ALUMINIUM LME	JUN12	105,100	6,081
9	ALUMINIUM LME	JUN12	472,950	32,625
1	ALUMINIUM LME	JUN12	52,550	(1,225)
1	ALUMINIUM LME	JUL12	52,856	(1,094)
3	ALUMINIUM LME	JUL12	158,569	8,309
1	ALUMINIUM LME	JUL12	52,856	1,534
1	ALUMINIUM LME	JUL12	52,856	481
2	ALUMINIUM LME	JUL12	105,713	421
1	ALUMINIUM LME	JUL12	52,856	(511)
2	ALUMINIUM LME	JUL12	105,713	(1,788)
1	ALUMINIUM LME	JUL12	52,856	(779)
2	ALUMINIUM LME	AUG12	106,288	(2,988)
2	ALUMINIUM LME	AUG12	106,288	(2,738)
1	ALUMINIUM LME	SEP12	53,456	14,344
1	ALUMINIUM LME	SEP12	53,456	8,444
1	ALUMINIUM LME	SEP12	53,456	8,269
1	ALUMINIUM LME	SEP12	53,456	3,944
1	ALUMINIUM LME	SEP12	53,456	3,894
1	ALUMINIUM LME	SEP12	53,456	2,700
1	ALUMINIUM LME	SEP12	53,456	3,394
1	ALUMINIUM LME	SEP12	53,456	3,569
1	ALUMINIUM LME	SEP12	53,456	2,881
1	ALUMINIUM LME	SEP12	53,456	2,481
1	ALUMINIUM LME	SEP12	53,456	3,569
1	ALUMINIUM LME	SEP12	53,456	319
1	ALUMINIUM LME	SEP12	53,456	244
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Short Future Contracts ++	Description		Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	ALUMINIUM LME	SEP12	$ 53,456	$ (431)
1	ALUMINIUM LME	SEP12	53,456	(944)
1	ALUMINIUM LME	SEP12	53,456	2,656
1	ALUMINIUM LME	SEP12	53,456	3,069
1	ALUMINIUM LME	SEP12	53,456	3,344
1	ALUMINIUM LME	SEP12	53,456	3,294
1	ALUMINIUM LME	SEP12	53,456	3,544
1	ALUMINIUM LME	SEP12	53,456	4,219
1	ALUMINIUM LME	SEP12	53,456	3,294
9	ALUMINIUM LME	SEP12	481,106	14,702
1	ALUMINIUM LME	SEP12	53,456	1,544
2	ALUMINIUM LME	SEP12	106,913	4,063
2	ALUMINIUM LME	SEP12	106,913	3,513
3	ALUMINIUM LME	SEP12	160,369	2,116
1	ALUMINIUM LME	SEP12	53,456	694
3	ALUMINIUM LME	SEP12	160,369	356
1	ALUMINIUM LME	SEP12	53,456	494
3	ALUMINIUM LME	SEP12	160,369	(1,210)
1	ALUMINIUM LME	SEP12	53,456	(281)
1	ALUMINIUM LME	SEP12	53,456	(844)
1	ALUMINIUM LME	SEP12	53,456	(219)
1	ALUMINIUM LME	SEP12	53,456	(769)
1	ALUMINIUM LME	SEP12	53,456	(583)
1	ALUMINIUM LME	SEP12	53,456	(419)
1	ALUMINIUM LME	NOV12	54,000	(363)
1	ALUMINIUM LME	DEC12	54,250	6,900
1	ALUMINIUM LME	DEC12	54,250	3,200
1	ALUMINIUM LME	DEC12	54,250	2,663
1	ALUMINIUM LME	DEC12	54,250	2,325
1	ALUMINIUM LME	DEC12	54,250	1,500
1	ALUMINIUM LME	DEC12	54,250	(1,850)
1	ALUMINIUM LME	DEC12	54,250	4,600
1	ALUMINIUM LME	DEC12	54,250	5,850
1	ALUMINIUM LME	DEC12	54,250	4,525
1	ALUMINIUM LME	DEC12	54,250	2,663
1	ALUMINIUM LME	DEC12	54,250	1,700
1	ALUMINIUM LME	MAR13	54,963	3,563
1	ALUMINIUM LME	MAR13	54,963	5,931
2	ALUMINIUM LME	MAR13	109,925	5,700
1	ALUMINIUM LME	MAR13	54,963	3,313
1	ALUMINIUM LME	MAR13	54,963	4,013
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Short Future Contracts ++	Description		Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	ALUMINIUM LME	MAR13	$ 54,963	$ 1,413
1	ALUMINIUM LME	MAR13	54,963	225
1	ALUMINIUM LME	MAR13	54,963	(388)
1	ALUMINIUM LME	MAR13	54,963	(863)
1	ALUMINIUM LME	MAR13	54,963	(850)
3	AUSSIE BILLS	JUN12	221,372	(2,798)
2	B.POUND	JUN12	330,975	1,116
1	B.POUND IMM	JUN12	101,463	118
2	BRENT OIL	JUL12	238,340	(2,220)
2	BRENT OIL	JUL12	238,340	(60)
4	BRENT OIL	JUL12	476,680	(5,840)
2	BRENT OIL	AUG12	237,600	(1,560)
3	BRENT OIL	AUG12	356,400	(2,070)
1	CAC INDEX	MAY12	41,842	(179)
2	CAC INDEX	MAY12	83,684	(344)
1	CAC INDEX	MAY12	41,842	576
1	CAC INDEX	MAY12	41,842	635
3	CAC INDEX	MAY12	125,526	2,244
1	CAC INDEX	MAY12	41,842	(79)
1	CAC INDEX	MAY12	41,842	106
1	CAC INDEX	MAY12	41,842	298
2	CAC INDEX	MAY12	83,684	(556)
1	CAC INDEX	MAY12	41,842	(245)
1	CAC INDEX	MAY12	41,842	(66)
1	CAC INDEX	MAY12	41,842	60
1	CAC INDEX	MAY12	41,842	139
1	CAC INDEX	MAY12	41,842	179
1	CAC INDEX	MAY12	41,842	357
2	CAC INDEX	MAY12	83,684	768
1	CAC INDEX	MAY12	41,842	185
1	CAC INDEX	MAY12	41,842	635
1	CAC INDEX	MAY12	41,842	33
1	CAC INDEX	MAY12	41,842	556
3	CANADIAN BILLS	JUN12	53,519	937
28	CANADIAN BILLS	MAR13	498,193	12,764
2	CANADIAN BILLS	SEP12	35,643	886
1	COCOA LDN	MAY12	23,896	1,234
1	COCOA NY	JUL12	22,190	(270)
1	COCOA NY	JUL12	22,190	(1,000)
1	COFFEE NY	JUL12	67,331	600
1	COFFEE NY	JUL12	67,331	1,031
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Short Future Contracts ++	Description		Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	COFFEE NY	JUL12	$ 67,331	$ 1,969
1	COFFEE NY	JUL12	67,331	1,050
1	COFFEE NY	JUL12	67,331	1,144
1	COFFEE NY	JUL12	67,331	900
1	COFFEE NY	JUL12	67,331	(1,650)
2	COFFEE NY	SEP12	136,350	1,050
1	COFFEE NY	SEP12	68,175	(450)
1	COPPER LME	MAY12	211,488	(19,825)
1	COPPER LME	MAY12	211,488	(13)
1	COPPER LME	MAY12	211,488	2,938
1	COPPER LME	JUN13	208,775	(3,275)
1	COPPER LME	JUN12	210,600	8,748
1	COPPER LME	JUN12	210,600	29,525
1	COPPER LME	JUN12	210,600	(13,725)
1	COPPER LME	JUN12	210,600	(19,106)
3	COPPER LME	JUN12	631,800	(79,800)
2	COPPER LME	JUN12	421,200	(13,035)
1	COPPER LME	JUN12	210,600	(5,844)
1	COPPER LME	JUN12	210,600	1,275
1	COPPER LME	JUN12	210,600	(1,700)
1	COPPER LME	JUN12	210,600	(5,300)
1	COPPER LME	JUL12	210,175	(9,288)
1	COPPER LME	SEP12	209,875	(25,600)
1	COPPER LME	SEP12	209,875	(1,906)
1	COPPER LME	SEP12	209,875	1,400
1	COPPER LME	SEP12	209,875	2,288
1	COPPER LME	SEP12	209,875	(8,118)
1	COPPER LME	SEP12	209,875	(5,471)
2	COPPER LME	SEP12	419,750	(20,281)
1	COPPER LME	DEC12	209,500	(11,000)
1	COPPER LME	DEC12	209,500	(20,300)
1	COPPER LME	DEC12	209,500	488
1	COPPER LME	DEC12	209,500	(8,913)
1	COPPER LME	MAR13	209,150	(4,250)
1	COPPER LME	MAR13	209,150	2,250
1	COPPER LME	MAR13	209,150	3,025
1	COPPER LME	MAR13	209,150	(4,500)
9	CORN	JUL12	285,413	(4,500)
1	CORN	JUL12	31,713	(688)
6	CORN	JUL12	190,275	(3,075)
7	CORN	JUL12	221,988	(14,232)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Short Future Contracts ++	Description		Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
2	CORN	JUL12	$ 63,425	$ (3,730)
1	CORN	JUL12	31,713	(1,825)
2	CORN	JUL12	63,425	(2,629)
1	CORN	JUL12	31,713	(1,125)
1	CORN	JUL12	31,713	(1,250)
1	CORN	JUL12	31,713	(1,188)
3	CORN	JUL12	95,138	(3,239)
1	CORN	JUL12	31,713	(1,513)
1	CORN	JUL12	31,713	(1,450)
1	CORN	JUL12	31,713	(1,175)
1	CORN	JUL12	31,713	(1,425)
1	CORN	JUL12	31,713	(1,350)
1	CORN	JUL12	31,713	(888)
1	CORN	JUL12	31,713	(875)
1	CORN	JUL12	31,713	(1,136)
1	CORN	JUL12	31,713	(388)
1	CORN	JUL12	31,713	(550)
1	COTTON	JUL12	44,700	2,145
4	COTTON	JUL12	178,800	8,960
1	CRUDE OIL	JUL12	105,260	(2,640)
1	CRUDE OIL	JUL12	105,260	(1,290)
1	CRUDE OIL	JUL12	105,260	(2,860)
1	CRUDE OIL	JUL12	105,260	(2,350)
1	CRUDE OIL	JUL12	105,260	(2,490)
1	CRUDE OIL	JUL12	105,260	(3,140)
1	CRUDE OIL	JUL12	105,260	(2,010)
1	CRUDE OIL	JUL12	105,260	(1,080)
1	CRUDE OIL	JUL12	105,260	150
1	CRUDE OIL	JUL12	105,260	(1,740)
1	CRUDE OIL	JUL12	105,260	(1,780)
1	CRUDE OIL	JUL12	105,260	(2,590)
1	CRUDE OIL	JUL12	105,260	(1,560)
1	CRUDE OIL	JUL12	105,260	(50)
1	CRUDE OIL	JUL12	105,260	(610)
1	CRUDE OIL	JUN12	104,870	1,330
1	CRUDE OIL	JUN12	104,870	1,360
1	CRUDE OIL	JUN12	104,870	2,100
1	CRUDE OIL	JUN12	104,870	3,810
1	CRUDE OIL	JUN12	104,870	3,030
1	CRUDE OIL	JUN12	104,870	2,700
1	CRUDE OIL	JUN12	104,870	280
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Short Future Contracts ++	Description		Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
12	CRUDE OIL	SEP12	$ 1,268,520	$ (3,989)
12	CRUDE OIL	SEP12	1,268,520	(4,781)
12	CRUDE OIL	SEP12	1,268,520	2,760
12	CRUDE OIL	OCT12	1,269,480	(422)
1	DAX INDEX	JUN12	224,236	612
1	DAX INDEX	JUN12	224,236	(6,570)
1	DAX INDEX	JUN12	224,236	(1,109)
1	EURO BTP FUTURES	JUN12	134,654	(331)
1	EURO IMM	JUN12	165,488	(1,075)
3	EURO IMM	JUN12	496,463	1,444
1	EURO IMM	JUN12	165,488	(1,594)
1	EURO IMM	JUN12	165,488	(1,081)
3	EURO IMM	JUN12	496,463	(3,225)
1	EURO IMM	JUN12	165,488	(1,069)
1	EURO IMM	JUN12	165,488	(2,044)
3	EURO IMM	JUN12	496,463	(6,112)
1	EURO IMM	JUN12	165,488	(2,837)
1	EURO IMM	JUN12	165,488	413
1	EURO IMM	JUN12	165,488	(1,150)
1	EURO IMM	JUN12	165,488	(2,113)
1	EURO IMM	JUN12	165,488	(1,512)
1	EURO IMM	JUN12	165,488	(2,137)
1	EURO IMM	JUN12	165,488	(1,450)
1	EURO IMM	JUN12	165,488	(1,437)
1	EURO IMM	JUN12	165,488	(1,476)
1	EURO IMM	JUN12	165,488	(1,012)
8	EURO IMM	JUN12	1,323,900	(21,863)
1	EURO IMM	JUN12	165,488	(2,262)
1	EURO IMM	JUN12	165,488	(1,288)
1	EURO IMM	JUN12	165,488	(1,800)
1	EURO IMM	JUN12	165,488	(1,250)
1	EURO IMM	JUN12	165,488	(895)
4	EURO STOXX INDEX	JUN12	119,628	2,065
2	EURO STOXX INDEX	JUN12	59,814	1,059
12	EURO STOXX INDEX	JUN12	358,883	(4,925)
6	EURO STOXX INDEX	JUN12	179,441	(1,430)
9	EURO STOXX INDEX	JUN12	269,162	(1,906)
14	EURO STOXX INDEX	JUN12	418,697	3,336
9	EURO STOXX INDEX	JUN12	269,162	2,979
6	EURO STOXX INDEX	JUN12	179,441	2,065
1	EURO STOXX INDEX	JUN12	29,907	(26)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Short Future Contracts ++	Description		Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
3	EURO STOXX INDEX	JUN12	$ 89,721	$ (40)
5	EURO STOXX INDEX	JUN12	149,535	463
4	EURO STOXX INDEX	JUN12	119,628	847
14	EURO STOXX INDEX	JUN12	418,697	(3,707)
8	EURO STOXX INDEX	JUN12	239,255	(1,059)
1	EURO STOXX INDEX	JUN12	29,907	(13)
6	EURO STOXX INDEX	JUN12	179,441	79
14	EURO STOXX INDEX	JUN12	418,697	3,151
2	EURO STOXX INDEX	JUN12	59,814	(821)
1	EURO STOXX INDEX	JUN12	29,907	(331)
1	EURO STOXX INDEX	JUN12	29,907	(318)
1	EURO STOXX INDEX	JUN12	29,907	(53)
2	EURO STOXX INDEX	JUN12	59,814	(79)
4	EURO STOXX INDEX	JUN12	119,628	53
5	EURO STOXX INDEX	JUN12	149,535	132
4	EURO STOXX INDEX	JUN12	119,628	1,006
3	EURO STOXX INDEX	JUN12	89,721	1,311
2	EURO STOXX INDEX	JUN12	59,814	900
2	FTSE INDEX	JUN12	185,555	795
1	GOLD CMX	JUN12	166,420	(2,970)
1	GOLD CMX	JUN12	166,420	1,880
1	GOLD CMX	JUN12	166,420	(3,430)
1	GOLD CMX	JUN12	166,420	(1,580)
1	GOLD CMX	JUN12	166,420	(2,700)
1	GOLD CMX	JUN12	166,420	(2,490)
1	GOLD CMX	JUN12	166,420	(1,290)
1	HANG SENG INDEX	MAY12	134,948	(2,326)
2	HI GR. COPPER	JUL12	191,475	(1,925)
1	HI GR. COPPER	JUL12	95,738	(1,575)
2	HI GR. COPPER	JUL12	191,475	(3,475)
1	J.YEN IMM	JUN12	156,588	(6,750)
1	J.YEN IMM	JUN12	156,588	(6,825)
1	J.YEN IMM	JUN12	156,588	(7,500)
1	J.YEN IMM	JUN12	156,588	(5,625)
1	J.YEN IMM	JUN12	156,588	(4,537)
1	J.YEN IMM	JUN12	156,588	(5,700)
1	J.YEN IMM	JUN12	156,588	(5,513)
1	J.YEN IMM	JUN12	156,588	(6,388)
1	J.YEN IMM	JUN12	156,588	(6,125)
1	J.YEN IMM	JUN12	156,588	(4,287)
1	J.YEN IMM	JUN12	156,588	(4,279)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Short Future Contracts ++	Description		Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	J.YEN IMM	JUN12	$ 156,588	$ (4,425)
3	J.YEN IMM	JUN12	469,763	(17,991)
1	J.YEN IMM	JUN12	156,588	(5,725)
1	J.YEN IMM	JUN12	156,588	(4,213)
1	J.YEN IMM	JUN12	156,588	(4,638)
1	J.YEN IMM	JUN12	156,588	(4,837)
7	J.YEN IMM	JUN12	1,096,113	(16,485)
1	J.YEN IMM	JUN12	156,588	(2,925)
3	J.YEN IMM	JUN12	469,763	(4,409)
1	J.YEN IMM	JUN12	156,588	(3,200)
1	J.YEN IMM	JUN12	156,588	(3,450)
1	J.YEN IMM	JUN12	156,588	(2,575)
1	J.YEN IMM	JUN12	156,588	(3,037)
1	J.YEN IMM	JUN12	156,588	(2,262)
1	KC WHEAT	JUL12	33,100	1,450
1	KC WHEAT	JUL12	33,100	(1,013)
2	KC WHEAT	SEP12	67,800	300
1	KC WHEAT	SEP12	33,900	1,863
1	KC WHEAT	SEP12	33,900	(1,113)
1	KC WHEAT	SEP12	33,900	(1,063)
1	KC WHEAT	SEP12	33,900	(175)
3	LEAD LME	MAY12	161,625	(1,397)
3	LEAD LME	MAY12	161,625	682
1	LEAD LME	JUN12	53,900	1,200
1	LEAD LME	JUN12	53,900	1,050
3	LEAD LME	JUN12	161,700	(4,562)
1	LEAD LME	JUN12	53,900	(4,025)
1	LEAD LME	JUN12	53,900	(3,875)
1	LEAD LME	JUN12	53,900	(1,925)
3	LEAD LME	AUG12	161,213	(8,343)
1	LEAN HOGS	JUL12	34,500	2,920
1	LEAN HOGS	AUG12	35,040	2,410
1	LEAN HOGS	AUG12	35,040	2,470
1	LEAN HOGS	AUG12	35,040	2,480
3	LEAN HOGS	AUG12	105,120	6,780
1	LEAN HOGS	AUG12	35,040	2,500
3	LEAN HOGS	AUG12	105,120	7,230
1	LEAN HOGS	AUG12	35,040	1,540
1	LEAN HOGS	AUG12	35,040	(140)
3	LEAN HOGS	AUG12	105,120	(360)
1	LIF ROBUSTA	JUL12	20,000	30
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Short Future Contracts ++	Description		Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	LIVE CATTLE	JUN12	$ 45,660	$ 5,410
1	LIVE CATTLE	JUN12	45,660	3,190
1	LIVE CATTLE	AUG12	46,480	3,260
2	LIVE CATTLE	AUG12	92,960	2,600
2	LIVE CATTLE	AUG12	92,960	1,340
3	LIVE CATTLE	AUG12	139,440	2,700
1	LIVE CATTLE	AUG12	46,480	850
1	LIVE CATTLE	AUG12	46,480	1,080
3	LIVE CATTLE	AUG12	139,440	1,260
1	LIVE CATTLE	AUG12	46,480	1,310
1	LIVE CATTLE	AUG12	46,480	940
1	LIVE CATTLE	AUG12	46,480	(290)
1	LIVE CATTLE	AUG12	46,480	(280)
1	LIVE CATTLE	AUG12	46,480	(300)
1	LIVE CATTLE	AUG12	46,480	(50)
4	MEXICAN PESO	JUN12	153,700	(50)
7	MEXICAN PESO	JUN12	268,975	175
12	MEXICAN PESO	JUN12	461,100	310
1	MIB INDEX	JUN12	95,010	212
1	NATURAL GAS	JUN12	22,850	2,560
1	NATURAL GAS	JUN12	22,850	2,420
1	NATURAL GAS	JUN12	22,850	2,300
2	NATURAL GAS	JUL12	47,880	(180)
1	NATURAL GAS	JUL12	23,940	510
1	NATURAL GAS	JUL12	23,940	490
1	NATURAL GAS	JUL12	23,940	(340)
1	NATURAL GAS	JUL12	23,940	(10)
1	NATURAL GAS	JUL12	23,940	(530)
3	NATURAL GAS	JUL12	71,820	(2,400)
1	NATURAL GAS	JUL12	23,940	(980)
1	NATURAL GAS	JUL12	23,940	(1,820)
1	NATURAL GAS	JUL12	23,940	(2,240)
1	NATURAL GAS	JUL12	23,940	(1,950)
1	NATURAL GAS	JUL12	23,940	(1,990)
1	NATURAL GAS	JUL12	23,940	(750)
2	NATURAL GAS	AUG12	49,240	(1,720)
2	NATURAL GAS	AUG12	49,240	(2,860)
1	NATURAL GAS	AUG12	24,620	(870)
2	NATURAL GAS	AUG12	49,240	(1,440)
1	NICKLE LME	MAY12	107,004	4,866
1	NICKLE LME	MAY12	107,004	5,860
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Short Future Contracts ++	Description		Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
3	NICKLE LME	JUN12	$ 321,516	$ 11,736
2	NICKLE LME	JUN12	214,344	19,541
1	NICKLE LME	JUN12	107,172	10,687
1	NICKLE LME	JUN12	107,172	11,694
1	NICKLE LME	JUN12	107,172	11,568
1	NICKLE LME	JUN12	107,172	7,952
1	NICKLE LME	JUN12	107,172	8,525
1	NICKLE LME	JUL12	107,322	(324)
2	NICKLE LME	AUG12	214,920	604
1	NICKLE LME	SEP12	107,580	9,420
2	NICKLE LME	SEP12	215,160	6,648
1	NIFTY	MAY12	10,533	(24)
1	NIFTY	MAY12	10,533	(100)
1	NIFTY	MAY12	10,533	1
1	NIFTY	MAY12	10,533	(109)
1	NIFTY	MAY12	10,533	(63)
6	NORWEGIAN KRONER	JUN12	600,000	7,845
2	NORWEGIAN KRONER	JUN12	200,000	1,668
1	PLATINUM NMX	JUL12	78,595	750
1	PLATINUM NMX	JUL12	78,595	905
1	S&P CANADA	JUN12	141,496	(2,208)
2	S&P CANADA	JUN12	282,992	(4,336)
1	S&P CANADA	JUN12	141,496	(3,667)
1	S&P CANADA	JUN12	141,496	(2,107)
1	S&P CANADA	JUN12	141,496	(891)
1	S-FRANC	JUN12	137,738	(1,288)
1	S-FRANC	JUN12	137,738	(1,162)
1	S-FRANC	JUN12	137,738	(529)
1	S-FRANC	JUN12	137,738	(62)
25	SHORT STERLING	MAR13	358,380	4,566
1	SILVER CMX	JUL12	155,080	(2,080)
1	SILVER CMX	JUL12	155,080	(2,030)
1	SILVER CMX	JUL12	155,080	229
2	SOYBEAN MEAL	JUL12	87,100	(8,800)
1	SOYBEAN MEAL	JUL12	43,550	(2,324)
1	SOYBEAN MEAL	JUL12	43,550	(1,436)
1	SOYBEAN MEAL	JUL12	43,550	(597)
1	SOYBEAN OIL	JUL12	33,030	399
1	SOYBEAN OIL	JUL12	33,030	511
1	SOYBEAN OIL	JUL12	33,030	492
1	SOYBEAN OIL	DEC12	33,480	390
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Short Future Contracts ++	Description		Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	SOYBEAN OIL	DEC12	$ 33,480	$ (504)
1	SOYBEAN OIL	DEC12	33,480	24
1	SOYBEANS	JUL12	75,275	(3,052)
1	SOYBEANS	JUL12	75,275	(2,106)
2	SOYBEANS	JUL12	150,550	(2,475)
1	SOYBEANS	JUL12	75,275	(1,785)
2	SOYBEANS	JUL12	150,550	(447)
1	SOYBEANS	JUL12	75,275	(895)
3	SUGAR NY	JUL12	70,963	6,552
1	SUGAR NY	JUL12	23,654	1,534
1	SUGAR NY	JUL12	23,654	627
1	SUGAR NY	JUL12	23,654	907
1	SUGAR NY	OCT12	24,114	2,363
1	SUGAR NY	OCT12	24,114	1,389
5	SUGAR NY	OCT12	120,568	3,416
2	SUGAR NY	OCT12	48,227	1,949
1	SUGAR NY	OCT12	24,114	504
2	SUGAR NY	OCT12	48,227	896
1	SUGAR NY	OCT12	24,114	381
1	SUGAR NY	OCT12	24,114	482
2	SUGAR NY	OCT12	48,227	1,030
1	SUGAR NY	OCT12	24,114	314
1	SUGAR NY	OCT12	24,114	134
1	SUGAR NY	OCT12	24,114	146
7	US $ INDEX	JUN12	551,936	1,344
1	WHEAT CBOT	JUL12	32,725	38
1	WHEAT CBOT	JUL12	32,725	(500)
1	WHEAT CBOT	JUL12	32,725	162
2	WHEAT CBOT	JUL12	65,450	(1,200)
1	WHEAT CBOT	JUL12	32,725	(1,950)
1	WHEAT CBOT	JUL12	32,725	(1,663)
1	WHEAT CBOT	JUL12	32,725	(600)
1	WHEAT CBOT	SEP12	33,325	725
1	WHEAT CBOT	SEP12	33,325	113
1	WHEAT CBOT	SEP12	33,325	(362)
1	WHEAT CBOT	SEP12	33,325	375
1	WHEAT CBOT	SEP12	33,325	1,350
1	WHEAT CBOT	SEP12	33,325	913
1	WHEAT CBOT	SEP12	33,325	(1,788)
1	WHEAT CBOT	SEP12	33,325	(1,188)
1	WHEAT CBOT	SEP12	33,325	(1,038)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
4/30/2012 (Unaudited)
STATEMENT OF FINANCIAL FUTURES
Open Short Future Contracts ++	Description		Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
2	WTI CRUDE	JUN12	$ 209,740	$ (2,140)
3	ZINC LME	MAY12	154,163	153
1	ZINC LME	MAY12	51,388	(1,949)
1	ZINC LME	MAY12	51,388	25
2	ZINC LME	JUN12	103,025	(8,525)
2	ZINC LME	JUN12	103,025	(4,903)
2	ZINC LME	JUN12	103,025	525
3	ZINC LME	JUN12	154,538	(1,771)
1	ZINC LME	JUN12	51,513	(1,638)
2	ZINC LME	JUN12	103,025	(4,155)
1	ZINC LME	JUN12	51,513	(1,938)
1	ZINC LME	JUN12	51,513	(1,771)
1	ZINC LME	JUL12	51,588	(1,571)
3	ZINC LME	JUL12	154,763	(4,013)
4	ZINC LME	JUL12	206,350	(7,789)
4	ZINC LME	AUG12	206,500	(6,550)
1	ZINC LME	SEP12	51,700	(225)
4	ZINC LME	SEP12	206,800	(8,197)
1	ZINC LME	SEP12	51,700	(1,558)
Net Unrealized Depreciation from Short Futures Contracts				$ (71,038)

Net Unrealized Appreciation from Futures Contracts				$ 521,328

++ This instrument is a holding of GPMFS Fund Limited.

  * This schedule provides the detail of futures contracts the fund held as of the date of the NQ, April 30, 2012. The amounts shown in column 4 ("Underlying Face Amount at Value") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. Finally, the notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools (consolidated as of April 30, 2012) outlined in the notes in this report, which totals approximately $19,216,276.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
4/30/2012 (Unaudited)

Settlement Date	Foreign Currency Units to Receive/Deliver ++		In Exchange For		Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
05/01/2012	280,518	AUD	180,351	GBP	$ 292,782	$ (353)
05/01/2012	218,451	CAD	270,527	NZD	221,426	41
05/01/2012	37,057,663	JPY	450,878	CAD	456,739	7,552
05/01/2012	357,203	NZD	180,351	GBP	292,782	(535)
05/01/2012	304	USD	300	CAD	304	(0)
05/01/2012	7,568	USD	604,203	JPY	7,569	(1)
05/02/2012	280,655	AUD	180,351	GBP	292,782	(271)
05/02/2012	280,872	AUD	180,351	GBP	292,782	(45)
05/02/2012	468,822	CAD	360,702	EUR	477,533	(2,607)
05/02/2012	751,683	CAD	937,826	NZD	767,611	(5,541)
05/02/2012	36,452,585	JPY	450,878	CAD	456,739	(17)
05/02/2012	36,612,195	JPY	450,878	CAD	456,739	1,983
05/02/2012	23,550,594	JPY	360,702	NZD	295,235	165
05/02/2012	357,510	NZD	180,351	GBP	292,782	(317)
05/02/2012	357,962	NZD	180,351	GBP	292,782	53
05/02/2012	252,023	TRY	108,211	EUR	143,261	307
05/03/2012	497,283	CHF	541,054	CAD	548,088	179
05/03/2012	184,645	USD	345,840	BRL	181,220	1,039
05/03/2012	184,645	USD	350,549	BRL	183,687	(1,461)
05/03/2012	184,645	USD	350,364	BRL	183,591	(1,363)
05/03/2012	471,878	USD	24,452,718	INR	464,113	6,256
05/03/2012	369,291	USD	19,236,368	INR	365,106	2,997
06/04/2012	162,162	USD	300,000	BRL	157,200	4,234
06/04/2012	54,098	USD	100,000	BRL	52,400	1,455
06/04/2012	54,540	USD	100,000	BRL	52,400	1,898
06/04/2012	107,643	USD	200,000	BRL	104,800	2,357
06/04/2012	215,575	USD	400,000	BRL	209,600	5,004
06/04/2012	360,702	USD	686,777	BRL	359,871	(837)
06/04/2012	541,054	USD	1,028,435	BRL	538,900	(344)
06/04/2012	721,405	USD	38,220,037	INR	725,416	1,410
06/20/2012	10,648	USD	200,000	CZK	10,616	37
06/20/2012	246,423	USD	4,700,000	CZK	249,471	(2,936)
06/20/2012	7,129	USD	3,500,000	CLP	7,215	(48)
06/20/2012	101,972	USD	49,900,000	CLP	102,859	(358)
06/20/2012	13,217	USD	6,500,000	CLP	13,398	(113)
06/20/2012	19,704	USD	182,500,000	IDR	19,854	(90)
06/20/2012	102,480	USD	946,400,000	IDR	102,959	(167)
06/20/2012	125,972	USD	1,163,600,000	IDR	126,588	(232)
06/20/2012	49,439	USD	458,400,000	IDR	49,869	(279)
06/20/2012	32,794	USD	303,900,000	IDR	33,061	(167)
06/20/2012	295,002	USD	3,900,000	MXN	299,715	(3,012)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
4/30/2012 (Unaudited)

Settlement Date	Foreign Currency Units to Receive/Deliver ++		In Exchange For		Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased: (cont.)
06/20/2012	37,976	USD	500,000	MXN	$ 38,425	$ (231)
06/20/2012	81,685	USD	100,000	NZD	81,850	161
06/20/2012	20,819	USD	900,000	PHP	21,346	(446)
06/20/2012	16,290	USD	700,000	PHP	16,603	(249)
06/20/2012	133,677	USD	5,700,000	PHP	135,193	(998)
06/20/2012	11,710	USD	500,000	PHP	11,859	(104)
06/20/2012	13,847	USD	600,000	PHP	14,231	(329)
06/20/2012	205,780	USD	8,900,000	PHP	211,090	(4,502)
06/20/2012	13,944	USD	600,000	PHP	14,231	(233)
06/20/2012	25,755	USD	1,100,000	PHP	26,090	(235)
06/20/2012	63,289	USD	200,000	PLN	63,440	165
06/20/2012	88,360	USD	700,000	ZAR	90,005	(1,059)
06/20/2012	112,913	USD	900,000	ZAR	115,720	(2,055)
06/20/2012	79,290	USD	100,000	SGD	80,820	(1,641)
06/20/2012	126,912	USD	3,900,000	THB	126,871	202
06/20/2012	9,702	USD	300,000	THB	9,759	(44)
06/20/2012	16,213	USD	500,000	THB	16,266	(32)
06/20/2012	12,937	USD	400,000	THB	13,012	(59)
06/20/2012	12,924	USD	400,000	THB	13,012	(72)
06/20/2012	16,124	USD	500,000	THB	16,266	(121)
06/20/2012	19,361	USD	600,000	THB	19,519	(133)
06/20/2012	330,531	USD	10,300,000	THB	335,069	(4,112)
06/20/2012	9,653	USD	300,000	THB	9,759	(94)
06/20/2012	163,264	USD	300,000	TRY	170,718	(5,815)
06/20/2012	161,243	USD	300,000	TRY	170,718	(7,836)
06/20/2012	16,966	USD	500,000	TWD	17,149	(254)
06/20/2012	129,252	USD	3,800,000	TWD	130,329	(1,623)
06/20/2012	23,705	USD	700,000	TWD	24,008	(404)
06/20/2012	288,233	USD	8,500,000	TWD	291,525	(4,512)
06/20/2012	385,944	USD	11,400,000	TWD	390,986	(6,679)
06/20/2012	20,332	USD	600,000	TWD	20,578	(332)
06/20/2012	13,562	USD	400,000	TWD	13,719	(215)
06/20/2012	16,964	USD	500,000	TWD	17,149	(257)
06/20/2012	48,647	USD	55,200,000	KRW	48,841	(52)
06/20/2012	115,710	USD	130,000,000	KRW	115,024	1,019
06/20/2012	137,387	USD	156,800,000	KRW	138,737	(948)
06/20/2012	201,892	USD	230,500,000	KRW	203,946	(1,464)
06/20/2012	12,439	USD	14,200,000	KRW	12,564	(89)
06/20/2012	10,518	USD	11,900,000	KRW	10,529	19
06/20/2012	108,464	USD	193,500,000	COP	109,790	(649)
06/20/2012	47,766	USD	86,500,000	COP	49,079	(1,010)
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
4/30/2012 (Unaudited)

Settlement Date	Foreign Currency Units to Receive/Deliver ++		In Exchange For		Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased: (cont.)
06/20/2012	14,310	USD	25,700,000	COP	$ 14,582	$ (182)
06/20/2012	59,048	USD	105,400,000	COP	59,803	(386)
06/20/2012	23,050	USD	5,200,000	HUF	23,972	(777)
06/20/2012	26,712	USD	6,100,000	HUF	28,121	(1,238)
06/20/2012	1,930	USD	100,000	INR	1,898	45
06/20/2012	115,528	USD	5,900,000	INR	111,982	4,353
06/20/2012	17,630	USD	900,000	INR	17,082	671
06/20/2012	27,322	USD	1,400,000	INR	26,572	942
06/20/2012	23,360	USD	1,200,000	INR	22,776	748
06/20/2012	168,196	USD	8,800,000	INR	167,024	2,375
06/20/2012	191,223	USD	10,000,000	INR	189,800	2,790
06/20/2012	24,952	USD	1,300,000	INR	24,674	456
06/20/2012	17,261	USD	900,000	INR	17,082	302
06/20/2012	273,947	USD	14,400,000	INR	273,312	2,604
06/20/2012	168,449	USD	8,900,000	INR	168,922	744
06/20/2012	13,084	USD	700,000	INR	13,286	(106)
06/20/2012	16,922	USD	900,000	INR	17,082	(37)
06/20/2012	22,578	USD	1,200,000	INR	22,776	(34)
06/20/2012	186,881	USD	500,000	PEN	189,790	(2,567)
06/20/2012	37,383	USD	100,000	PEN	37,958	(506)
06/20/2012	37,376	USD	100,000	PEN	37,958	(513)
06/20/2012	112,655	USD	300,000	PEN	113,874	(1,014)
03/15/2013	629,171	USD	3,995,865	CNY	636,342	(1,186)
						$ (23,965)

Contracts Sold:
05/01/2012	280,843	AUD	180,351	GBP	$ 292,782	$ 14
05/01/2012	218,150	CAD	270,527	NZD	221,426	263
05/01/2012	36,453,486	JPY	450,878	CAD	456,739	17
05/01/2012	357,944	NZD	180,351	GBP	292,782	(72)
05/01/2012	339	USD	325	AUD	339	(0)
05/01/2012	607	USD	741	NZD	607	(1)
05/02/2012	563,177	AUD	360,702	GBP	585,564	(1,406)
05/02/2012	218,438	CAD	270,527	NZD	221,426	(29)
05/02/2012	540,225	CAD	667,299	NZD	546,184	(1,501)
05/02/2012	469,706	CAD	360,702	EUR	477,533	1,711
05/02/2012	498,960	CHF	541,054	CAD	548,088	(1,997)
05/02/2012	74,005,402	JPY	901,756	CAD	913,479	(13,749)
05/02/2012	716,628	NZD	360,702	GBP	585,564	(682)
05/02/2012	991,932	USD	1,231,766	SGD	995,514	4,885
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
4/30/2012 (Unaudited)

Settlement Date	Foreign Currency Units to Receive/Deliver ++		In Exchange For		Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold: (cont.)
05/02/2012	270,527	USD	334,701	SGD	$ 270,506	$ 333
05/02/2012	270,527	USD	334,590	SGD	270,416	243
05/03/2012	553,935	USD	1,045,829	BRL	548,015	1,294
05/03/2012	184,645	USD	9,518,450	INR	180,660	(3,397)
05/03/2012	656,524	USD	34,480,640	INR	654,443	47
06/04/2012	285,812	USD	500,000	BRL	262,000	(22,598)
06/04/2012	55,012	USD	100,000	BRL	52,400	(2,369)
06/04/2012	54,171	USD	100,000	BRL	52,400	(1,528)
06/20/2012	5,346	USD	100,000	CZK	5,308	(40)
06/20/2012	406,714	USD	12,200,000	RUB	414,678	5,451
06/20/2012	77,065	USD	2,300,000	RUB	78,177	638
06/20/2012	23,561	USD	700,000	RUB	23,793	88
06/20/2012	37,093	USD	1,100,000	RUB	37,389	69
06/20/2012	588,389	USD	292,900,000	CLP	603,755	12,264
06/20/2012	34,037	USD	16,600,000	CLP	34,218	4
06/20/2012	22,760	USD	11,200,000	CLP	23,087	208
06/20/2012	32,710	USD	16,000,000	CLP	32,981	102
06/20/2012	42,163	USD	20,700,000	CLP	42,669	287
06/20/2012	18,609	USD	9,100,000	CLP	18,758	52
06/20/2012	49,389	USD	456,700,000	IDR	49,684	145
06/20/2012	1,620	USD	14,900,000	IDR	1,621	(4)
06/20/2012	20,228	USD	186,500,000	IDR	20,289	0
06/20/2012	17,276	USD	158,800,000	IDR	17,276	(52)
06/20/2012	32,932	USD	303,300,000	IDR	32,996	(36)
06/20/2012	20,672	USD	190,600,000	IDR	20,735	0
06/20/2012	150,551	USD	1,000,000	SEK	148,739	(1,990)
06/20/2012	296,481	USD	3,800,000	MXN	292,030	(6,109)
06/20/2012	38,933	USD	500,000	MXN	38,425	(726)
06/20/2012	15,678	USD	200,000	MXN	15,370	(395)
06/20/2012	23,492	USD	300,000	MXN	23,055	(568)
06/20/2012	15,536	USD	200,000	MXN	15,370	(253)
06/20/2012	31,101	USD	400,000	MXN	30,740	(535)
06/20/2012	279,573	USD	1,600,000	NOK	279,680	(429)
06/20/2012	81,100	USD	100,000	NZD	81,850	424
06/20/2012	81,135	USD	100,000	NZD	81,850	389
06/20/2012	801,580	USD	34,500,000	PHP	818,271	13,561
06/20/2012	41,773	USD	1,800,000	PHP	42,692	756
06/20/2012	4,640	USD	200,000	PHP	4,744	85
06/20/2012	46,598	USD	2,000,000	PHP	47,436	656
06/20/2012	18,678	USD	800,000	PHP	18,974	223
06/20/2012	323,200	USD	13,800,000	PHP	327,308	2,856
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
4/30/2012 (Unaudited)

Settlement Date	Foreign Currency Units to Receive/Deliver ++		In Exchange For		Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold: (cont.)
06/20/2012	23,361	USD	1,000,000	PHP	$ 23,718	$ 267
06/20/2012	32,703	USD	1,400,000	PHP	33,205	376
06/20/2012	14,031	USD	600,000	PHP	14,231	146
06/20/2012	315,567	USD	1,000,000	PLN	317,200	56
06/20/2012	63,745	USD	200,000	PLN	63,440	(620)
06/20/2012	221,392	USD	1,700,000	ZAR	218,583	(4,231)
06/20/2012	77,755	USD	600,000	ZAR	77,147	(1,111)
06/20/2012	479,214	USD	600,000	SGD	484,920	6,372
06/20/2012	159,010	USD	200,000	SGD	161,640	2,852
06/20/2012	971,000	USD	29,800,000	THB	969,424	(2,811)
06/20/2012	19,386	USD	600,000	THB	19,519	108
06/20/2012	38,898	USD	1,200,000	THB	39,037	90
06/20/2012	48,701	USD	1,500,000	THB	48,797	33
06/20/2012	29,197	USD	900,000	THB	29,278	44
06/20/2012	9,712	USD	300,000	THB	9,759	35
06/20/2012	48,670	USD	1,500,000	THB	48,797	65
06/20/2012	12,937	USD	400,000	THB	13,012	59
06/20/2012	19,342	USD	600,000	THB	19,519	151
06/20/2012	12,941	USD	400,000	THB	13,012	55
06/20/2012	97,324	USD	3,000,000	THB	97,593	145
06/20/2012	436,526	USD	800,000	TRY	455,248	14,351
06/20/2012	165,908	USD	300,000	TRY	170,718	3,171
06/20/2012	54,221	USD	100,000	TRY	56,906	2,139
06/20/2012	54,852	USD	100,000	TRY	56,906	1,508
06/20/2012	778,250	USD	22,900,000	TWD	785,401	10,440
06/20/2012	20,408	USD	600,000	TWD	20,578	256
06/20/2012	37,382	USD	1,100,000	TWD	37,727	503
06/20/2012	20,332	USD	600,000	TWD	20,578	332
06/20/2012	6,789	USD	200,000	TWD	6,859	99
06/20/2012	30,571	USD	900,000	TWD	30,867	426
06/20/2012	13,589	USD	400,000	TWD	13,719	187
06/20/2012	27,151	USD	800,000	TWD	27,438	402
06/20/2012	37,332	USD	1,100,000	TWD	37,727	552
06/20/2012	20,394	USD	600,000	TWD	20,578	270
06/20/2012	499,088	USD	14,500,000	TWD	497,307	301
06/20/2012	599,182	USD	673,900,000	KRW	596,267	(4,640)
06/20/2012	30,991	USD	35,200,000	KRW	31,145	63
06/20/2012	18,428	USD	21,100,000	KRW	18,669	187
06/20/2012	14,688	USD	16,700,000	KRW	14,776	46
06/20/2012	32,400	USD	36,800,000	KRW	32,561	66
06/20/2012	804,070	USD	1,442,100,000	COP	818,233	9,116
Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
4/30/2012 (Unaudited)

Settlement Date	Foreign Currency Units to Receive/Deliver ++		In Exchange For		Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold: (cont.)
06/20/2012	37,848	USD	67,200,000	COP	$ 38,129	$ 45
06/20/2012	14,414	USD	25,600,000	COP	14,525	21
06/20/2012	54,838	USD	98,500,000	COP	55,888	705
06/20/2012	70,447	USD	15,900,000	HUF	73,299	2,407
06/20/2012	662,498	USD	33,900,000	INR	643,422	(23,711)
06/20/2012	40,501	USD	2,100,000	INR	39,858	(931)
06/20/2012	821,509	USD	2,200,000	PEN	835,074	12,060
06/20/2012	149,701	USD	400,000	PEN	151,832	1,857
06/20/2012	112,275	USD	300,000	PEN	113,874	1,393
06/20/2012	37,474	USD	100,000	PEN	37,958	415
06/20/2012	75,103	USD	200,000	PEN	75,916	676
06/20/2012	37,658	USD	100,000	PEN	37,958	232
03/15/2013	314,585	USD	1,989,750	CNY	316,868	(697)

						$ 22,926

Net Unrealized Depreciation from Open Forward Foreign Currency Contracts						$ (1,039)

++ This instrument is a holding of GPMFS Fund Limited.

OPTIONS WRITTEN
April 30, 2012

Security ++	Expiration Date		Exercise Price		Contracts	Value
EMINI NASDAQ	5/1/2012		$ 2,560		1	$ 140
				(Premiums Received $410)		$ 140

++ This instrument is a holding of GPMFS Fund Limited.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bonds	$ -	$ 38,789,014	$ -	$ 38,789,014
Purchased Put Options	39	-	-	39
Money Market Funds	19,909,190	-	-	19,909,190
Futures Contracts	521,328	-	-	521,328
Total	$ 20,430,557	$ 38,789,014	$ -	$ 59,219,571

Liabilities	Level 1	Level 2	Level 3	Total
Forward Exchange Contracts	$ -	$ 1,039	$ -	$ 1,039
Put Options Written	140	-	-	140
Total	$ 140	$ 1,039	$ -	$ 1,179

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

GPMFS Fund Limited (“GPMFS”) – The Consolidated Portfolio of Investments of the Fund include GPMFS, a wholly-owned and controlled subsidiary.  All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

GPMFS invests in the Global Diversified Managed Futures Fund LP (GDMFF), a commodity pool (CP) which invests in global derivatives markets through multiple Commodity Trading Advisors (CTA), each of whom is registered with the U.S. Commodity Futures Trading Commission and each of whom operate multiple trading programs.  CTAs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options and forward contracts.  It is anticipated the CTA programs used by GDMFF will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.  Income, gains and unrealized appreciation or depreciation on the investments in the CP are recorded in the Fund’s consolidated statement of assets and liabilities and the Fund’s consolidated statement of operations appearing in both annual and semi-annual shareholder reporting.

In accordance with its investment objectives and through its exposure to the aforementioned CTA program, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Grant Park Managed Futures Strategy Fund Prospectus.

A summary of the Fund’s investments in the GPMFS is as follows:

GPMFS Fund Limited (GPMFS)
April 30, 2012
Fair Value of Commodity Pool Investment	$ 19,216,276
Other Assets	$ -
Total Net Assets	$ 19,216,276

Percentage of the Fund's Total Net Assets	24.7%

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

Futures Contracts –  The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For tax purposes, GPMFS is an exempted Cayman investment company. GPMFS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GPMFS is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, GPMFS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

The following is a summary of the unrealized appreciation/(depreciation) of the derivative instruments utilized by the Portfolio as of April 30, 2012 categorized by risk exposure:

Derivative Unrealized Appreciation/(Depreciation) at 4/30/2012
Commodity risk exposure	$ (285,812)
Equity risk exposure	347,058
Foreign exchange rate risk exposure	(71,650)
Interest rate risk exposure	530,822
Total	$ 520,418

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/26/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/26/12